As filed with the Securities and Exchange Commission on October 1, 2002

                                           1933 Act Registration No. 333 - 34806
                                           1940 Act Registration No. 811 - 09901

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

          REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 [ X ]

                      Pre-Effective Amendment No. ____ [ ]

                      Post-Effective Amendment No. 3 [ X ]

                                       and

      REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 [ X ]

                              Amendment No. 5 [ X ]

                          HILLVIEW INVESTMENT TRUST II
               (Exact name of registrant as specified in charter)

                                  c/o PFPC Inc.
                              400 Bellevue Parkway
                              Wilmington, DE 19809
                    (Address of principal executive offices)

       Registrant's telephone number, including area code: (800) 660-9418

                                Joseph A. Bracken
                             700 The Times Building
                                Ardmore, PA 19003
                     (Name and Address of Agent for Service)

                                   Copies to:
                              Arthur J. Brown, Esq.
                           Kirkpatrick & Lockhart LLP
                          1800 Massachusetts Ave., N.W.
                           Washington, D.C. 20036-1800
                            Telephone: (202) 778-9000

It is proposed that this filing will become effective:

[ ] immediately upon filing pursuant to Paragraph (b) of Rule 485;
[_] on (date) pursuant to Paragraph (b) of Rule 485;
[ ] 60 days after filing pursuant to Paragraph (a)(1) of Rule 485;
[_] on (date) pursuant to Paragraph (a)(1) of Rule 485;
[X] 75 days after filing pursuant to Paragraph (a)(2) of Rule 485; or
[ ] on (date) pursuant to Paragraph (a)(2) of Rule 483.

If appropriate, check the following box:

[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Hillview Investment Trust II
Hillview/REMS Leveraged REIT Fund







                             ______________________

                                   PROSPECTUS
                                December __, 2002

                             ______________________










As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved the funds' shares or determined whether this prospectus is complete or accurate. To state otherwise is a crime.

                          Hillview Investment Trust II
                        Hillview/REMS Leveraged REIT Fund

                                Table of Contents


FUND DESCRIPTION

     Summary..................................................................

     Performance Information..................................................

     Fees and Expenses........................................................

     Expense Example..........................................................

     Investment Objective.....................................................

     Principal Investment Strategies..........................................

     Principal Risks..........................................................

     Other Investment Strategies..............................................

     Additional Risk Information..............................................

MANAGEMENT OF THE FUND

     Investment Manager.......................................................

     Investment Adviser.......................................................

     Portfolio Manager........................................................

DISTRIBUTIONS AND TAXES

     Dividends and Other Distributions........................................

     Taxes....................................................................

SHAREHOLDER INFORMATION

     Purchasing Shares........................................................

     Selling Shares...........................................................

     Other Information about Purchases and Redemptions........................

     Shareholder Reports and Inquiries........................................

FOR MORE INFORMATION..........................................................

                          Hillview Investment Trust II
                        Hillview/REMS Leveraged REIT Fund

                                FUND DESCRIPTION

                                     Summary
Investment Objective

The fund seeks to achieve long-term growth of capital and current income.

Principal Investment Strategies

Under normal conditions, the fund invests at least 80% of its net assets, including the amount of any borrowings, in common stocks and other equity securities issued by "real estate investment trusts" ("REITs") and other "real estate operating companies" (collectively, REITs "real estate other companies"). A REIT is a separately managed trust that makes investments in various real estate businesses.

The fund does not invest in real estate directly. The REIT securities in which the fund invests will normally be diversified as to geographic region and property type. The fund may hold as few as twenty long positions and the adviser may hedge the portfolio by taking short positions in REITs or REIT indices. The equity securities generally will be U.S. issuers that are considered by the fund's adviser to be undervalued and have dividend yields that exceed the ten-year U.S. Treasury yield.

Principal Risks

An investment in the fund is not guaranteed, and you may lose money by investing in the fund. The fund is not a complete investment program. It has been designed to provide exposure to securities of real estate companies and is typically used in conjunction with a variety of other investments to provide investors with a full and appropriate asset allocation. The value of your investment will go up and down, which means you could lose money when you sell your shares. There are risks involved with any investment, but the principal risks associated with an investment in the fund include:

   o Real estate market and REIT risk. Since the fund concentrates its assets in the real estate industry, your investment in the fund will be closely linked to the performance of the real estate markets.

   o Small Companies. The fund will be focused on smaller companies. Some of these issuers may have limited operating histories. Small REIT shares therefore can be more volatile than, and perform differently from, larger company stocks.

   o Leverage and short sales risk. The fund may leverage and may, for hedging purposes, engage in short sales of securities, index funds, and index options in executing its investment strategy. The fund may utilize leverage not to exceed 33 1/3% of the fund's total assets (including the amount of the borrowings but reduced by any liabilities not constituting borrowings). The fund's investment program will include short selling. Short sales may occur if the adviser determines an event is likely to have a downward impact on the market price of a company's securities. Such practices can, in certain circumstances, substantially increase the impact of adverse price movements on the fund's portfolio.

   o Stock market risk. Stock prices in general rise and fall as a result of investors' perceptions of the market as a whole. If the stock market drops in value, the value of the fund's portfolio investments is also likely to decrease in value. The increase or decrease in the value of the fund's investments, in percentage terms, may be more or less than the increase or decrease in the value of the market.

   o Non-Diversification. The fund is "non-diversified" and takes larger positions in a smaller number of issuers than a diversified fund. The change in the value of a single stock in the fund's portfolio may have a greater impact on the fund's net asset value than it would on a diversified fund. The fund's share price may fluctuate more than the share price of a comparable diversified fund.

                             Performance Information

The fund is newly organized and does not yet have an operating history as an investment company registered under the Investment Company Act of 1940 (the "1940 Act"). Before the fund commenced operations, substantially all of the assets of DGHM Leveraged REIT, L.P., a predecessor unregistered investment company advised by REMS Group, that in all material respects had the same investment objective, policies, guidelines and restrictions as the fund, were transferred to the fund.

The performance shown below is for DGHM Leveraged REIT, L.P. for the periods before the fund commenced operations. DGHM Leveraged REIT, L.P. was not registered under the 1940 Act and therefore was not subject to certain investment restrictions imposed by the 1940 Act. If DGHM Leveraged REIT, L.P. had been registered under the 1940 Act, performance may have been adversely affected. The fees and expenses of DGHM Leveraged REIT, L.P. are different than the fees and expenses expected to be charged to the fund. Annual returns are shown for the past calendar year and average annual returns are compared with those of a broad measure of market performance. Both tables assume reinvestment of dividends and distributions. The returns shown do not reflect any reduction for taxes paid on distributions to partners. After-tax returns could not be calculated on DGHM Leveraged REIT, L.P. returns. The past performance of DGHM Leveraged REIT, L.P. is not indicative of future results of the fund, which may be higher or lower than the performance shown below.

                              Annual Total Returns
                     For the Calendar Year Since Inception 1


              [OBJECT OMITTED - BAR CHART; DATA POINTS AS FOLLOWS]


Performance Years        Returns
     2000
     2001


The year-to-date total return for DGHM Leveraged REIT, L.P. as of June 30, 2002 was _____%.

During the periods shown in the chart, the highest return for a quarter was 12.35% (quarter ended June 30, 2001) and the lowest return for a quarter was -3.82% (quarter ended September 30, 2001).

DGHM Leveraged REIT, L.P. 1                                                        Since Inception
Average Annual Returns as of 12/31/01                             1 Year         (December 30, 1999)
-------------------------------------                             ------         -------------------
Before Taxes                                                       ___%                 ___%
Morgan Stanley REIT Index 2                                        ___%                 ___%

1 DGHM Leveraged REIT, L.P. was managed in substantially the same manner that the fund is managed. While the expenses for DGHM Leveraged REIT, L.P. were lower than the fund's estimated expenses, the performance shown reflects the allocation of certain profits to the general partner, pursuant to a performance fee, which will not apply to the fund. For the periods shown, the expenses for DGHM Leveraged REIT, L.P. combined with the general partner's performance fee was significantly greater than the fund's expenses.
2 The Morgan Stanley REIT Index is a market capitalization weighted total return index of 104 REITs which exceed certain minimum liquidity criteria including market capitalization, shares outstanding, trading volume and per share market price. An index is a list of stocks. It is not a managed investment portfolio like the fund. The returns of an index are calculated without taking into account brokerage costs and the other expenses associated with mutual funds and other managed investment portfolios.

                                Fees and Expenses

These tables describe the fees and expenses that you may pay if you buy and hold shares of the fund. No sales charges (loads) or other fees are paid directly from your investment.

Annual Fund Operating Expenses (expenses that are deducted from fund assets)

Management and Advisory fees...........................................1.25%

Other expenses 1.......................................................____%

Total Annual Fund Operating Expenses...................................____%

Fee Waivers 2..........................................................____%

Net expenses...........................................................2.00%

__________________________

1 Other expenses are based on estimated expenses for the current fiscal year.

2 The adviser has contractually agreed to waive its advisory fee and to reimburse the fund to limit the expenses of the fund so that total annual fund operating expenses ("Total Expenses") shall not exceed 2.00% of the fund's average annual assets through June 30, 2004. The adviser may be reimbursed the amount of any such payments in the future provided that the payments are reimbursed within three years of the payment being made and the combination of the fund's Total Expenses and such reimbursements do not exceed 2.00% of the fund's average annual assets. If actual Total Expenses are less than 2.00%, and the adviser has recouped any eligible previous payments made, the fund will be charged such lower expenses.

                                 Expense Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

This example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. This example also assumes that your investment has a 5% return each year and that the fund's operating expenses (including waivers and reimbursement for the first year) remain the same. Although your actual costs may be higher or lower, based on these assumptions, your cost would be:

                1 Year.............................$   ___
                3 Years............................$   ___

The above example is for comparison purposes only and is not a representation of the fund's actual expenses and returns for the future.

                   Investment Objective, Strategies and Risks

                              Investment Objective

The fund's investment objective is long-term growth of capital and current income.

                         Principal Investment Strategies

Under normal circumstances, the fund will seek to achieve its investment objective by investing at least 80% of its assets in long positions in REIT equity securities of U.S. issuers that the adviser considers to be undervalued and that have dividend yields that exceed the ten-year U.S. Treasury yield. The remainder of the fund's assets will be invested in cash or short-term investments or real estate operating companies that pay little or no dividends. The fund may invest in common stocks of issuers listed on a national securities exchange or traded in the over-the-counter market. Securities convertible into or exercisable for common stocks may include convertible debt securities (such as bonds, debentures and notes), preferred stocks, options, warrants and rights. In certain instances, a security of one issuer may be convertible into or exercisable or exchangeable for securities of a different issuer. Although certain securities in which the fund may invest may be issued by well known companies, others may be issued by less recognized and smaller companies.

Investment decisions will be made principally upon the basis of the application of the adviser's proprietary multi-factor valuation model combined with in-depth industry and company specific research conducted by the adviser. The fund will seek long positions in companies that it believes are well managed, have excellent fundamentals and are undervalued in relation to other securities in the same market sector. The fund may take short positions in individual securities, index funds or index options when appropriate, in order to protect accumulated unrealized gains.

The adviser may also purchase securities for which there is a limited liquid market, companies with limited operating histories and unrated securities. The types of securities in which the fund may invest and the strategies it may employ are described below. Risks associated with such investments and strategies are described below.

Real Estate Companies. For purposes of the fund's investment policies, a real estate company is one that derives at least 50% of its revenues from the ownership, construction, financing, management or sale of commercial, industrial, or residential real estate; or has at least 50% of its assets in such real estate. Under normal circumstances, the fund will invest substantially all of its assets in the equity securities of real estate companies. These equity securities can consist of common stocks (including REIT shares), rights or warrants to purchase common stocks, securities convertible into common stocks where the conversion feature represents, in the investment adviser's view, a significant element of the securities' value, and preferred stocks.

REITS. The fund may invest without limit in shares of REITs. REITs pool investors' funds for investment primarily in income-producing real estate or real estate related to loans or interests. A REIT is not taxed on income or net capital gains distributed to shareholders if, among other things, it distributes to its shareholders substantially all of its taxable income for each taxable year. As a result, REITs tend to pay relatively higher dividends than other types of companies and the fund intends to use these REIT dividends in an effort to meet the current income goal of its investment objective.

Types of REITs. REITs can generally be classified as Equity REITs, Mortgage REITs and Hybrid REITs. The fund invests primarily in Equity REITs.

   o Equity REITs. The fund's investment portfolio includes shares of Equity REITs, which are companies that invest the majority of their assets directly in real property and derive income primarily from the collection of rents. Equity REITs can also realize capital gains by investing in and selling properties that have appreciated in value.

   o Mortgage REITs and Hybrid REITs. Mortgage REITs invest the majority of their assets in real estate mortgages and derive their income primarily from interest payments. Hybrid REITs combine the characteristics of both Equity REITs and Mortgage REITs.

                                 Principal Risks

An investment in the fund is not guaranteed, and you may lose money by investing in the fund. The fund is not a complete investment program. It has been designed to provide exposure to securities of real estate companies and is typically used in conjunction with a variety of other investments to provide investors with a full and appropriate asset allocation. The value of your investment will go up and down, which means you could lose money when you sell your shares. There are risks involved with any investment, but the principal risks associated with an investment in the fund include:

Real estate market and REIT risk. REIT prices may drop because of the failure of borrowers to pay their loans, a dividend cut, a disruption to the real estate investment sales market, changes in federal or state taxation policies affecting REITs, and poor management. Other risks include: extended vacancies of properties, increased competition, increases in property taxes and operating expenses, changes in zoning laws, losses due to costs resulting from the clean-up of environmental problems, liability to third parties for damages resulting from environmental problems, casualty or condemnation losses, limitations on rents, changes in neighborhood values and the appeal of properties to tenants and changes in interest rates. The REIT investment universe, which is based on the NAREIT Index, is comprised of approximately 177 companies ranging in market capitalization from $1.2 million to $12.5 billion (as of June 30, 2002), with an aggregate market capitalization of approximately $180 billion.

Small Companies. Small companies may have limited operating histories. There may be less trading volume in a smaller company's stock, which means that buy and sell transactions in that stock could have a larger impact on the stock's price than is the case with larger company stocks. Further, smaller companies may have fewer business lines; changes in any one line of business, therefore, may have a greater impact on a small company's stock price than is the case for a larger company. It is unlikely that the fund would invest a substantial portion of its assets in this subsection of the REIT investment universe due to the small market capitalization.

Leverage and short sales risk. The amount of borrowings that the fund may have outstanding at any time is in relation to its capital. Consequently, the level of interest rates generally, and the rates at which the fund can borrow in particular, will affect the performance of the fund. The fund's anticipated use of short-term margin borrowings results in certain additional risks to the fund. For example, should the securities pledged to banks or brokers to secure the fund's margin accounts decline in value, the fund could be subject to a "margin call", pursuant to which the fund must either deposit additional funds with the broker, or suffer mandatory liquidation of the pledged securities to compensate for the decline in value. In the event of a sudden drop in the value of the fund's assets, the fund might not be able to liquidate assets quickly enough to pay off its margin debt.

Short sales many occur if the adviser determines an event is likely to have a downward impact on the market price of a company's securities. In addition, short positions may be taken if in the opinion of the adviser such positions will reduce the risk inherent in taking or holding long positions. The extent to which the fund engages in short sales will depend upon its investment strategy and perception of market direction. Such practices can, in certain circumstances, substantially increase the impact of adverse price movements on the fund's portfolio. A short sale of a security involves the risk of a theoretically unlimited increase in the market price of the security, which could result in an inability to cover the short position or a theoretically unlimited loss. There can be no assurance that securities necessary to cover a short position will be available for purchase.

Stock market risk. Stock prices in general rise and fall as a result of investors' perceptions of the market as a whole. If the stock market drops in value, the value of the fund's portfolio investments is also likely to decrease in value. The increase or decrease in the value of the fund's investments, in percentage terms, may be more or less than the increase or decrease in the value of the market.

Non-diversification risk. The fund is "non-diversified" and takes larger positions in a smaller number of issuers than a diversified fund. The change in the value of a single stock in the fund's portfolio may have a greater impact on the fund's net asset value than it would on a diversified fund. The fund's share price may fluctuate more than the share price of a comparable diversified fund.

                           Other Investment Strategies

To achieve its investment objectives, the fund can also use the investment techniques and strategies described below. The following investment strategies are not considered principal investment strategies, and the fund might not always use all of them. These techniques have risks, although some are designed to help reduce overall investment or market risks.

Other Equity Securities. While the fund emphasizes investments in common stocks, it can also buy other equity securities, such as preferred stocks, warrants, junk bonds and securities convertible into common stocks (which may be subject to credit risks and interest rate risks.) The adviser considers some convertible securities to be "equity equivalents" because of the conversion feature and in that case their rating has less impact on the adviser's investment decision than in the case of other debt securities.

Illiquid and Restricted Securities. Investments may be illiquid because they do not have an active trading market, making it difficult to value them or dispose of them promptly at an acceptable price. Restricted securities may have terms that limit their resale to other investors or may require registration under federal securities laws before they can be sold publicly. The fund will not invest more than 15% of its net assets in illiquid or restricted securities. Certain restricted securities that are eligible for resale to qualified institutional purchasers may not be subject to that limit. The adviser monitors holdings of illiquid securities on an ongoing basis to determine whether to sell any holdings to maintain adequate liquidity.

Derivative Investments. The fund can invest in a number of different kinds of "derivative" investments. In general terms, a derivative investment is an investment contract whose value depends on (or is derived from) the value of an underlying asset, interest rate or index. In the broadest sense, options, futures contracts, and other hedging instruments the fund might use may be considered "derivative" investments. In addition to using derivatives for hedging, the fund might use other derivative investments because they offer the potential for increased value. The fund currently does not expect to use derivatives to a significant degree and is not required to use them in seeking its objective.

Hedging. The fund can buy and sell futures contracts, put and call options, and forward contracts. These are all referred to as "hedging instruments." Underlying investments for these hedging instruments include securities, securities indices and currencies. The fund has percentage limits on its use of hedging instruments and is not required to use them in seeking its objective. Some of these strategies would hedge the fund's portfolio against price fluctuations. Other hedging strategies, such as buying futures and call options, would tend to increase the fund's exposure to the securities market.

Temporary Defensive and Interim Investments. In times of unstable adverse market or economic conditions, the fund can invest up to 100% of its assets in temporary defensive investments that are inconsistent with the fund's principal investment strategies. Cash equivalent investments that may be purchased by the fund include short-term, high-quality debt securities, money market instruments, bills, notes and bonds that are issued, sponsored or guaranteed by the U.S. government, its agencies or instrumentalities ("U.S. Government Securities"), commercial paper or floating rate debt instruments. Cash equivalent securities other than U.S. Government Securities purchased by the fund must have received one of the two highest ratings from a nationally recognized statistical rating organization or be of comparable quality. The fund may also purchase shares of money market mutual funds or interests in collective accounts maintained by banks or financial institutions which hold the types of securities described above. In addition, cash not invested in equity securities may be invested in fixed income securities ("Bonds") pending investment in equity securities, as well as to maintain liquidity. Bonds and money market securities, while generally less volatile than equity securities, are subject to interest rate and credit risks.

Portfolio Turnover. A change in the securities held by the fund is known as "portfolio turnover." The fund may engage in short-term trading to try to achieve its objective and may have a high portfolio turnover rate of over 100% annually, although the adviser anticipates that portfolio turnover will be less than 100%. Increased portfolio turnover creates higher brokerage and transaction costs for the fund. If the fund realizes capital gains when it sells its portfolio investments, it must generally pay those gains out to the shareholders, increasing their taxable distributions.

                           Additional Risk Information

The fund expects to invest primarily in common stocks and other equity securities issued by real estate companies. The main risk is that the value of the stocks the fund holds might decline as a result of the performance of individual stocks, a decline in the stock market in general or a general decline in real estate markets.

Interest Rate Risk. The value of Bonds generally can be expected to fall when interest rates rise and to rise when interest rates fall. Interest rate risk is the risk that interest rates will rise, so that the value of the fund's investments in Bonds will fall. Because interest rate risk is the primary risk presented by U.S. government and other very high quality Bonds, changes in interest rates may actually have a larger effect on the value of those Bonds than on lower quality Bonds.

Credit Risk. Credit risk is the risk that the issuer of a Bond will not make principal or interest payments when they are due. Even if an issuer does not default on a payment, a Bond's value may decline if the market believes that the issuer has become less able, or less willing, to make payments on time. Even high quality Bonds are subject to some credit risk. However, credit risk is higher for lower quality Bonds. Low quality Bonds involve high credit risk and are considered speculative. Some low quality Bonds may be in default when purchased by the fund.

                             MANAGEMENT OF THE FUND

                               Investment Manager

Hillview Capital Advisors, LLC ("Hillview" or "Manager") serves as the fund's manager under the terms of its management agreement ("Management Agreement") with Hillview Investment Trust II (the "Trust"). As Manager, Hillview is responsible for managing the fund's business affairs. Officers of Hillview serve as Executive Officers of the fund and/or as members of the Board of Trustees. Hillview oversees the fund's service providers and compliance with applicable laws and regulations. For its services under the Management Agreement, Hillview receives an annual fee of 0.25% of the fund's average daily assets. As of September 30, 2002, Hillview had approximately $200 million in assets under management.

                               Investment Adviser

Real Estate Management Services Group, LLC ("REMS Group") serves as the adviser for the fund pursuant to an investment advisory agreement with the Trust. The REMS Group was organized in May 2002. Prior to its formation as an independent adviser REMS Group operated as a division of Beach Investment Counsel ("BIC") from May 2000 to May 2002. All assets, accounts and personnel of the REMS division of BIC transferred to the REMS Group. Prior to May 2000, Edward Turville, Managing Director, and a principal of REMS Group, was a partner at Dalton, Greiner, Hartman, Maher, & Company ("DGHM") where he oversaw its public real estate investments and developed its REIT product in 1997. The REMS Group has no prior experience managing the assets of a registered investment company. For its services under the investment advisory agreement, the REMS Group receives an annual fee of 1.00% of the fund's average daily assets. The principal office of the REMS Group is 1100 Fifth Avenue South, Suite 301, Naples, FL 34102. As of September 30, 2002, the REMS Group has over $200 million in assets under management.

Portfolio Manager

Mr. Edward W. Turville, CFA - Managing Director and Senior Portfolio Manager of the REMS Group since May 2002, Mr. Turville has managed over $150 million in real estate and REIT investments for the past 7 years and conducted research related to publicly traded real estate securities since 1970. As a partner at DGHM, Mr. Turville created the DGHM REMS REIT product in 1997 and served as its portfolio manager from 1997 to 2002. From May 2000 to May 2002, Mr. Turville served as BIC's Managing Director and Senior Portfolio Manager of the REMS REIT product.

                             DISTRIBUTIONS AND TAXES

                        Dividends and Other Distributions

The fund normally declares and pays substantially all of its net investment as income dividends and distributes any net realized capital gains annually.

Distributions are made on a per share basis regardless of how long you have owned your shares. Therefore, if you invest shortly before a distribution date, some of your investment will be returned to you in the form of a distribution. You will receive distributions in additional shares of the fund unless you elect to receive them in cash.

                                      Taxes

The distributions that you receive from the fund generally are subject to federal income tax regardless of whether you receive them in additional fund shares or in cash. The fund expects that its distributions will include distributions primarily of net capital gain (i.e., the excess of net long-term capital gains over net short-term capital losses), as well as ordinary income and the excess of net short-term capital gains over net long-term capital losses. A distribution of net capital gains will be taxed to a noncorporate shareholder at a lower rate than ordinary income dividends. Each year, the fund will tell you how you should treat its distributions for tax purposes. If you hold fund shares through a tax-deferred account or plan, such as an IRA or 401(k) plan, distributions on your shares generally will not be subject to tax (nor will the tax consequences mentioned in the next paragraph apply).

When you sell (redeem) fund shares, you generally will be subject to federal income tax on any gain you realize. If you exchange fund shares for shares of another Hillview mutual fund, the transaction will be treated as a sale of the fund shares, and any gain will be subject to federal income tax.

Fund distributions and gains from the sale or exchange of your fund shares will generally be subject to state and local tax. Non-U.S. investors may be subject to U.S. withholding or estate tax and are subject to special tax certification requirements. You should consult your tax advisor about the federal, state, local or foreign tax consequences of your investment in the fund.

                             SHAREHOLDER INFORMATION

                                Purchasing Shares

Shares of the fund are sold at the net asset value per share ("NAV") next calculated after your purchase order is accepted by the Trust. The minimum initial investment in the fund is ____ and subsequent investments must be at least _____. The Trust may waive any minimum or subsequent investment amounts.

The fund's NAV is determined at the close of regular trading on the New York Stock Exchange (the "Exchange") (normally at 4:00 p.m. Eastern time) on days the Exchange is open. The fund's NAV is calculated by adding the total value of the fund's investments and other assets, subtracting its liabilities and then dividing that figure by the number of outstanding shares of the fund:

                     NAV = total assets - liabilities
                           ----------------------------
                           number of shares outstanding

The value of the fund's investments is generally determined by current market quotations. If market quotations are not readily available, prices will be based on fair value as determined under the direction of the Board of Trustees of the Trust. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which constitutes fair value as determined by the Board of Trustees. Assets that are denominated in foreign currencies are valued daily in U.S. dollars at the current foreign currency exchange rates. In rare cases, events that occur after certain markets have closed may render prices unreliable. When the fund believes a market price does not reflect a security's true value, the fund may substitute a fair value as determined by the Board of Trustees. This policy is intended to assure that the fund's net asset value fairly reflects security values as of the time of NAV determinations.

Payment for purchases of fund shares may be made by wire transfer or by check drawn on a U.S. bank. All purchases must be made in U.S. dollars. The fund reserves the right to reject any purchase order. The funds' transfer agent may receive purchase orders on any trading day on which the Exchange is open for business.

                                 Selling Shares

You may redeem your shares in the fund on any trading day on which the Exchange is open for business. Shares will be redeemed at the NAV next computed after receipt of your redemption order by the Trust. You will receive redemption proceeds within 7 days after receipt of your redemption order by the Trust. Redemption proceeds may be wired to an account that you have predesignated and which is on record with the Trust. Shares purchased by check will not be redeemed until that payment has cleared -- normally, within 15 days of receipt of the check by the Trust.

As a mutual fund shareholder, you are technically selling shares when you request a withdrawal in cash. This is also known as redeeming shares or a redemption of shares.

Redemption requests must be in writing and must be signed by the shareholder(s) named on the account. If you wish to redeem shares of the fund valued at $25,000 or more, each signature must be guaranteed.

Please direct all communication regarding purchase and redemption of fund shares to:

         PFPC Inc.
         211 S. Gulph Road
         King of Prussia, PA  19406

                Other Information about Purchases and Redemptions

You will not be able to purchase or redeem your shares on days when the Exchange is closed.

The fund reserves the right to honor any request for redemption by making payment in whole or in part in securities.

If at any time when a request for transfer or redemption of shares of the fund is received by the fund, your account falls below $500, the fund may ask you to increase your balance. If it is still below $500 after 30 days, the fund may close your account and send you the proceeds at the current NAV.

                        Shareholder Reports and Inquiries

You will receive semi-annual reports containing unaudited financial statements as well as annual reports containing financial statements, which have been audited by the Trust's independent accountants. Such reports discuss market conditions and investment strategies that significantly affected the fund during its most recent fiscal year. You will be notified annually as to the federal tax status of distributions made by the fund. You may contact the fund by calling the telephone number found on the back cover of this prospectus.

                              FOR MORE INFORMATION

If you want more information about the fund, the following documents are available free upon request:

Statement of Additional Information (SAI)

The SAI provides more detailed information about the fund and is legally considered a part of this prospectus.

You may discuss your questions about the fund by contacting Hillview. You may obtain free copies of the SAI at any time and the Annual and Semi-Annual Reports when they become available, by contacting the fund directly at (800) 660-9418.

You may review and copy the SAI and other information about the fund by visiting the Securities and Exchange Commission's Public Reference Room in Washington, DC. You can obtain information about the operation of the Public Reference Room by calling the Commission at (202) 942-8090.

Reports and other information about the fund is available on the EDGAR Database on the Commission's Internet website at: http://www.sec.gov. You may obtain copies of this information, after you pay a duplicating fee, by e-mail request at publicinfo@sec.gov, or by writing the Commission's Public Reference Section, Washington, DC. 20549-0102.

Investment Company Act File No. 811-09901

(C)2002 Hillview Investment Trust II

                        Hillview/REMS Leveraged REIT Fund
                                  c/o PFPC Inc.
                              400 Bellevue Parkway
                              Wilmington, DE 19809

                       STATEMENT OF ADDITIONAL INFORMATION

                                December __, 2002

      The Hillview/REMS Leveraged REIT Fund (the "fund") is a non-diversified series of Hillview Investment Trust II (the "Trust"), a professionally managed, open-end management investment company.

      Hillview Capital Advisors, LLC ("Hillview") serves as the fund's manager. The investment Adviser for the fund is Real Estate Management Services Group LLC ("REMS Group" or the "Adviser"). PFPC Inc. ("PFPC") serves as the administrator, accounting agent and transfer agent; _________________ serves as custodian, and PFPC Distributors, Inc. serves as distributor for the fund's shares.

      This Statement of Additional Information ("SAI") is not a prospectus and should be read in conjunction with the fund's current Prospectus, dated December __, 2002. Free copies of the Prospectus may be obtained by calling Hillview toll-free 1-800-660-9418.

                         TABLE OF CONTENTS                                  Page
Fund History..................................................................
The Fund and Its Investment Policies..........................................
The Fund's Investments, Related Risks and Limitations.........................
Management of the Fund........................................................
Control Persons and Principal Holders of Securities...........................
Investment Advisory, Management and Distribution Arrangements.................
Additional Service Providers..................................................
Portfolio Transactions........................................................
Additional Redemption Information and Other Services..........................
Valuation of Shares...........................................................
Performance Information.......................................................
Taxes.........................................................................
Other Information.............................................................

                                  FUND HISTORY

      The Trust was organized as a Delaware business trust on April 14, 2000, and currently consists of three separate investment portfolios, Hillview Alpha Fund, Hillview International Alpha Fund and Hillview/REMS Leveraged REIT Fund (the "fund").

                      THE FUND AND ITS INVESTMENT POLICIES

      The fund is a non-diversified open-end, management investment company. Because of the relatively small number of securities held, its concentration in the real estate industry and its non-diversified status, changes in the market value of an issuer could affect the fund's performance and net asset value more severely than if its holdings were more diversified. The fund's investment objective may be changed without shareholder approval by the Trust's Board of Trustees. As with other mutual funds, there is no assurance that the fund will achieve its investment objective.

      The fund's investment objective is a non-fundamental policy. Other policies described in the Prospectus or this Statement of Additional Information are "fundamental" only if they are identified as such. The fund's Board of Trustees can change non-fundamental policies without shareholder approval.
However, significant changes to investment policies will be described in supplements or updates to the Prospectus or this Statement of Additional Information, as appropriate. The fund's most significant investment policies are described in the Prospectus.

      Under normal conditions, the fund invests at least 80% of its net assets, including the amount of any borrowings, in common stocks and other equity securities issued by "real estate investment trusts" ("REITs") and "real estate operating companies" ("REOCs" and, together with REITs "real estate companies"). A REIT is a seperately managed trust that makes investments in various real estate businesses.

      The fund does not invest in real estate directly. The REIT securities in which the fund invests will normally be diversified as to geographic region and property type. The fund may hold as few as twenty long positions and the adviser may hedge the portfolio by taking short positions in REITs or REIT indices. The equity securities generally will be U.S. issuers that are considered by the fund's adviser to be undervalued and have dividend yields that exceed the 10 year U.S. Treasury yield.

              THE FUND'S INVESTMENTS, RELATED RISKS AND LIMITATIONS

      The following supplements the information contained in the Prospectus concerning the fund's investments, related risks and limitations. Except as otherwise indicated in the Prospectus or this SAI, the fund has established no policy limitations on its ability to use the investments or techniques discussed in these documents.

      The fund's investment success depends on the investment management expertise of the Adviser and its personnel responsible for managing the fund's assets. An investment in the fund is subject to the risk that the Adviser may not perform as anticipated.

      Real Estate Investment Trusts ("REITs"). REITs are sometimes informally characterized as Equity REITs, Mortgage REITs and Hybrid REITs. An Equity REIT invests primarily in the fee ownership or leasehold of land and buildings and derives its income primarily from rental income. An Equity REIT may also realize capital gains (or losses) by selling real estate properties in its portfolio that have appreciated (or depreciated) in value. A Mortgage REIT invests primarily in mortgages on real estate, which may secure construction, development or long-term loans. A Mortgage REIT generally derives its income primarily from interest payments on the credit it has extended. A Hybrid REIT combines the characteristics of Equity REITs and Mortgage REITs, generally by holding both ownership interests and mortgage interests in real estate. It is anticipated, although not required, that under normal circumstances a majority of the fund's investments in REITs will consist of Equity REITs.

      Since the fund concentrates its assets in the real estate industry, your investment in the fund will be closely linked to the performance of the real estate markets. REIT prices may drop because of the failure of borrowers to pay their loans, a dividend cut, a disruption to the real estate investment sales market, changes in federal or state taxation policies affecting REITs, and poor management. Other risks include: extended vacancies of properties, increased competition, increases in property taxes and operating expenses, changes in naming laws, losses due to costs resulting from the clean-up of environmental problems, liability to third parties for damages resulting from environmental problems, casualty or condemnation losses, limitations on rents, changes in neighborhood values and the appeal of properties to tenants and changes in interest rates. The REIT investment universe, which is based on the NAREIT
Index, is comprised of approximately 177 companies ranging in market capitalization from $1.2 million to $12.5 billion (as of June 30, 2002), with an aggregate market capitalization of approxiately $180 billion.

      Real Estate Companies. For purposes of the fund's investment policies, a real estate company is one that derives at least 50% of its revenues from the ownership, construction, financing, management or sale of commercial, industrial, or residential real estate; or has at least 50% of its assets in such real estate. Under normal circumstances, the fund will invest substantially all of its assets in the equity securities of real estate companies. These equity securities can consist of common stocks (including REIT shares), rights or warrants to purchase common stocks, securities convertible into common stocks where the conversion feature represents, in the investment adviser's view, a significant element of the securities' value, and preferred stocks.

      Non-Diversification of Investments. The fund is operated as a "non-diversified" portfolio. As a non-diversified investment company, the fund may be subject to greater risks than a diversified company because of the possible fluctuation in the values of securities of fewer issuers. However, at the close of each fiscal quarter at least 50% of the value of the fund's total assets will be represented by one or more of the following: (i) cash and cash items, including receivables; (ii) U.S. government securities; (iii) securities of other regulated investment companies; and (iv) securities (other than U.S. government securities and securities of other regulated investment companies) of any one or more issuers which meet the following limitations: (a) the fund will not invest more than 5% of its total assets in the securities of any such issuer and (b) the entire amount of the securities of such issuer owned by the fund will not represent more than 10% of the outstanding voting securities of such issuer. Additionally, not more than 25% of the value of the fund's total assets may be invested in the securities of any one issuer.

      Equity Securities. Equity securities include common stocks, most preferred stocks and securities that are convertible into them, including common stock purchase warrants and rights, equity interests in trusts, partnerships, joint ventures or similar enterprises and depositary receipts. Common stocks, the most familiar type, represent an equity (ownership) interest in a corporation.

      Preferred stock has certain fixed income features, like a bond, but is actually equity in a company, like common stock. Depositary receipts typically are issued by banks or trust companies and evidence ownership of underlying equity securities.

      While past performance does not guarantee future results, equity securities historically have provided the greatest long-term growth potential in a company. However, their prices generally fluctuate more than other securities and reflect changes in a company's financial condition and in overall market and economic conditions. Common stocks generally represent the riskiest investment in a company. It is possible that the fund may experience a substantial or complete loss on an individual equity investment.

      Convertible Securities. A convertible security is a bond, debenture, note, preferred stock or other security that may be converted into or exchanged for a prescribed amount of common stock of the same or a different issuer within a particular period of time at a specified price or formula. A convertible security entitles the holder to receive interest paid or accrued on debt or the dividend paid on preferred stock until the convertible security matures or is redeemed, converted or exchanged. Before conversion, convertible securities ordinarily provide a stream of income with generally higher yields than those of common stocks of the same or similar issuers, but lower than the yield of non-convertible debt. Convertible securities are usually subordinated to comparable-tier nonconvertible securities but rank senior to common stock in a corporation's capital structure.

      The value of a convertible security is a function of (1) its yield in comparison with the yields of other securities of comparable maturity and quality that do not have a conversion privilege and (2) its worth, at market value, if converted into the underlying common stock. The price of a convertible security often reflects variations in the price of the underlying common stock in a way that non-convertible debt does not. A convertible security may be subject to redemption at the option of the issuer at a price established in the convertible security's governing instrument, which may be less than the ultimate conversion value.

      Many convertible securities are rated below investment grade by a nationally recognized statistical rating organization ("NRSRO") or, if unrated, are considered by an investment adviser to be of comparable quality. Securities rated below investment grade are more commonly referred to as "junk."

      Warrants. Warrants are securities permitting, but not obligating, holders to subscribe for other securities. Warrants do not carry with them the right to dividends or voting rights with respect to the securities that they entitle their holder to purchase, and they do not represent any rights in the assets of the issuer. As a result, warrants may be considered more speculative than certain other types of investments. In addition, the value of a warrant does not necessarily change with the value of the underlying securities, and a warrant ceases to have value if it is not exercised prior to its expiration date.

      Small companies. There may be less trading volume in a smaller company's stock, which means that buy and sell transactions in that stock could have a larger impact on the stock's price than is the case with larger company stocks. Further, smaller companies may have fewer business lines; changes in any one line of business, therefore, may have a greater impact on a small company's stock price than is the case for a larger company. It is unlikely that the fund would invest a substantial portion of its assets in this subsection of the REIT investment universe due to the small market capitalization.

      Illiquid Securities. The Adviser will not invest more than 15% of its portion of the fund's portfolio in securities that may be considered illiquid, by virtue of the absence of a readily available market, legal or contractual restrictions on resale, longer maturities, or other factors limiting the marketability of the security. Generally, an illiquid security is any security that cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which the fund has valued the security. This policy does not apply to the acquisition of restricted securities eligible for resale to qualified institutional buyers pursuant to Rule 144A under the Securities Act of 1933 or commercial paper issued privately under section 4(2) of that act, when such investments are considered to be liquid by the Adviser.

      Cash and Cash Equivalents. The cash equivalent investments that may be purchased by the fund includes money market instruments such as bills, notes and bonds that are issued, sponsored or guaranteed by the U.S. Government, its agencies or instrumentalities ("U.S. Government Securities"). The fund may also purchase short-term, high quality debt securities such as time deposits, certificates of deposit or bankers acceptances issued by commercial banks or savings and loan associations, and may buy commercial paper or floating rate debt instruments. Cash equivalent securities other than U.S. Government Securities must have received one of the two highest ratings from a nationally recognized statistical ratings organization or be of comparable quality, as determined by the Adviser. The fund may also purchase shares of money market mutual funds or interests in collective accounts maintained by banks or financial institutions, which hold the types of securities described above.

      Fixed Income Securities. Cash not invested in equity securities may be invested in fixed income securities pending investment in equity securities, as well as to maintain liquidity. Fixed income securities are debt obligations, including notes, debentures, and similar instruments and securities and money market instruments. Mortgage- and asset-backed securities are types of fixed income securities, and certain types of income-producing, non-convertible preferred stocks may be treated as debt securities for investment purposes. Fixed income securities generally are used by corporations and governments to borrow money from investors. The issuer pays the investor a fixed rate of interest and normally must repay the amount borrowed on or before maturity. Many preferred stocks and some bonds are "perpetual" in that they have no maturity date.

      Fixed income securities are subject to interest rate risk and credit risk. Interest rate risk is the risk that interest rates will rise and that, as a result, bond prices will fall, lowering the value of a fund's investments in fixed income securities. In general, fixed income securities having longer durations are more sensitive to interest rate changes than are fixed income securities with shorter durations. Credit risk is the risk that an issuer may be unable or unwilling to repay interest and/or principal on the fixed income security. Credit risk can be affected by many factors, including adverse changes in the issuer's own financial condition or in economic conditions.

      Repurchase Agreements. Repurchase agreements are transactions in which the fund purchases securities or other obligations from a bank or securities dealer (or its affiliate) and simultaneously commits to resell them to the counterparty at an agreed-upon date or upon demand and at a price reflecting a market rate of interest unrelated to the coupon rate or maturity of the purchased obligations. The fund maintains custody of the underlying obligations prior to their repurchase, either through the regular custodian or through a special "tri-party" custodian or sub-custodian that maintains separate accounts for both the fund and its counterparty. Thus, the obligation of the counterparty to pay the repurchase price on the date agreed to or upon demand is, in effect, secured by such obligations. Repurchase agreements carry certain risks not associated with direct investments in securities, including a possible decline in the market value of the underlying obligations. If their value becomes less than the repurchase price, plus any agreed-upon additional amount, the counterparty must provide additional collateral so that at all times the collateral is at least equal to the repurchase price plus any agreed-upon additional amount. The difference between the total amount to be received upon repurchase of the obligations and the price that was paid by the fund upon acquisition is accrued as interest and included in its net investment income. Repurchase agreements involving obligations other than U.S. Government securities (such as commercial paper and corporate bonds) may be subject to special risks and may not have the benefit of certain protections in the event of the counterparty's insolvency. If the seller or guarantor becomes insolvent, the fund may suffer delays, costs and possible losses in connection with the disposition of collateral. The fund intends to enter into repurchase agreements only with counterparties in transactions believed by the Adviser to present minimum credit risks.

      Index Securities. The fund may invest in Dow Jones U.S. Real Estate Index Fund and other similar index securities ("Index Securities"). Index Securities represent interests in a fixed portfolio of common stocks designed to track the price and dividend yield performance of a real estate securities index, such as the NARE IT Index, but are traded on an exchange like shares of common stock. The value of Index Securities fluctuates in relation to changes in the value of the underlying portfolio of securities. However, the market price of Index Securities may not be equivalent to the pro rata value of the index it tracks. Index Securities are subject to the risks of an investment in a broadly based portfolio of common stocks. Index Securities are considered investments in other investment companies.

      Short Sales. The fund may attempt to limit exposure to a possible decline in the market value of portfolio securities through short sales of securities which the Adviser believes possess volatility characteristics similar to those being hedged. The fund also may use short sales in an attempt to realize gain. To effect a short sale, the fund borrows a security from a brokerage firm to make delivery to the buyer. The fund is then obligated to replace the borrowed security by purchasing it at the market price at the time of replacement. No short sale will be effected which will, at the time of making such short sale transaction, cause the aggregate market value of all securities sold short to exceed 25% of the value of the fund's net assets.

      To secure the fund's obligation to replace any borrowed security, it will place in a segregated account, an amount of cash or U.S. Government securities equal to the difference between the market value of the securities sold short at the time of the short sale, and any cash or U.S. Government securities originally deposited with the broker in connection with the short sale (excluding the proceeds of the short sale). The fund will thereafter maintain daily the segregated amount at such a level that the amount deposited in it plus the amount originally deposited with the broker as collateral will equal the greater of the current market value of the securities sold short, or the market value of the securities at the time they were sold short.

      A short position may be adversely affected by imperfect correlation between movements in the price of the security sold short and the securities being hedged. The fund will realize a gain on the security sold short if the security declines in price between the date of the short sale and the date on which the fund replaces the borrowed security. The fund will incur a loss if the price of the security increases between those dates. The amount of any gain will be decreased, and the amount of the loss increased, by the amount of any premium or interest the fund may be required to pay in connection with a short sale.

      Securities Lending. To raise cash for liquidity purposes, the fund can lend its portfolio securities to brokers, dealers and other types of financial institutions approved by the fund's Board of Trustees. The fund currently does not intend to engage in loans of securities in the coming year, but if it does so, such loans will likely not exceed 5% of the fund's total assets.

      There are some risks in connection with securities lending. The fund might experience a delay in receiving additional collateral to secure a loan, or a delay in recovery of the loaned securities if the borrower defaults. The fund must receive collateral for a loan. Under current applicable regulatory requirements (which are subject to change), on each business day, the loan collateral must be at least equal to the value of the loaned securities. It must consist of cash, bank letters of credit, securities of the U.S. government or its agencies or instrumentalities, or other cash equivalents in which the fund is permitted to invest. To be acceptable as collateral, letters of credit must obligate a bank to pay amounts demanded by the fund if the demand meets the terms of the letter. The terms of the letter of credit and the issuing bank both must be satisfactory to the fund.

      When it lends securities, the fund receives amounts equal to the dividends or interest on loaned securities. It also receives one or more of (a) negotiated loan fees, (b) interest on securities used as collateral, and (c) interest on any short-term debt securities purchased with such loan collateral. Either type of interest may be shared with the borrower. The fund may also pay reasonable finders', custodian and administrative fees in connection with these loans. The terms of the fund's loans must meet applicable tests under the Internal Revenue Code and must permit the fund to reacquire loaned securities on five days' notice or in time to vote on any important matter.

      Borrowing for Leverage. The fund has the ability to borrow from banks on an unsecured basis to invest the borrowed funds in portfolio securities. This speculative technique is known as "leverage." The fund may borrow only from banks and broker-dealers. Under current regulatory requirements, borrowings can be made only to the extent that the value of the fund's assets, less its liabilities other than borrowings, is equal to at least 300% of all borrowings (including the proposed borrowing). If the value of the fund's assets fails to meet this 300% asset coverage requirement, the fund will reduce its bank debt within three days to meet the requirement. To do so, the fund might have to sell a portion of its investments at a disadvantageous time.

      The fund will pay interest on these loans, and that interest expense will raise the overall expenses of the fund and reduce its returns. If it does borrow, its expenses will be greater than comparable mutual funds that do not borrow for leverage. Additionally, the fund's net asset value per share might fluctuate more than that of other mutual funds that do not borrow.

                       INVESTMENT LIMITATIONS OF THE FUND

      Fundamental Limitations. Fundamental policies are those policies that the fund has adopted to govern its investments that can be changed only by the vote of a "majority" of the fund's outstanding voting securities. Under the Investment Company Act of 1940 (the "Investment Company Act"), a "majority" vote is defined as the vote of the holders of the lesser of (i) 67% or more of the shares present or represented by proxy at a shareholder meeting, if the holders of more than 50% of the outstanding shares are present or represented by proxy, or (ii) more than 50% of the outstanding shares. If a percentage restriction is adhered to at the time of an investment or transaction, later changes in percentage resulting from a change in value of portfolio securities or an amount of total assets will not be considered a violation of any of the following transactions.

      The following investment restrictions are fundamental policies of the fund as contemplated by the Investment Company Act. The limitations of the following policies may be changed to the extent that the corresponding policies of the Investment Company Act are changed by amendment, exemptive or interpretive relief. The fund will not:


      (1) make loans, except through loans of portfolio securities or through repurchase agreements, provided that for purposes of this restriction, the acquisition of bonds, debentures, other debt securities or instruments, or participations or other interests therein and investments in government obligations, commercial paper, certificates of deposit, bankers' acceptances or similar instruments will not be considered the making of a loan.

      (2) purchase any security if, as a result of that purchase, 25% or more of the fund's total assets would be invested in securities of issuers having their principal business activities in the same industry, except that this limiation does not apply to securities issued or guaranteed by the U.S. government, its agencies or instrumentalities or to municipal securities. However, the fund will invest more than 25% of its total assets in the real estate industry.

            The following intepretation applies to, but is not a part of, this fundamental limitation: (a) domestic and foreign banking will be considered to be different industries and (b) asset-backed securities will be grouped in industries based upon their underlying assets and not treated as constituting a single, separate industry.

      (3) engage in the business of underwriting securities of other issuers, except to the extent that the fund might be considered an underwriter under the federal securities laws in connection with its disposition of portfolio securities.

      (4) purchase or sell real estate, except that investments in securities of issuers that invest in real estate and investments in mortgage-backed securities, mortgage participations or other instruments supported by interests in real estate are not subject to this limitation, and except that the fund may exercise rights under agreements relating to such securities, including the right to enforce security interests and to hold real estate acquired by reason of such enforcement until that real estate can be liquidated in an orderly manner.

      (5) issue senior securities or borrow money, except as permitted under the Investment Company Act and then not in excess of 33 1/3% of the fund's total assets (including the amount of the senior securities issued but reduced by any liabilities not constituting senior securities) at the time of the issuance or borrowing, except that the fund may borrow up to an additional 5% of its total assets (not including the amount borrowed) for temporary or emergency purposes.

      (6) purchase or sell physical commoditites unless acquired as a result of owning securities or other instruments, but the fund may purchase, sell or enter into financial options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments.

      Non-Fundamental Limitations. The following investment restrictions are non-fundamental and may be changed by the vote of the Board of Trustees without shareholder approval.

      The fund will not:

      (1) invest more than 15% of its net assets in illiquid securities, a term which means securities that cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which the fund has valued the securities and includes, among other things, repurchase agreements maturing in more than seven days;

      (2) purchase securities on margin, except for short-term credit necessary for clearance of portfolio transactions and except that the fund may make margin deposits in connection with its use of financial options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments; or

      (3) purchase securities of other investment companies, except to the extent permitted by the Investment Company Act and except that this limitation does not apply to securities received or acquired as dividends, through offers of exchange or as a result of reorganization, consolidation or merger (and except that the fund will not purchase securities of registered open-end investment companies or registered unit investment trusts in reliance on Sections 12(d)(1)(F) or 12(d)(1)(G) of the Investment Company Act).

      The fund has a policy that 80% of its assets will be invested in common stocks and other equity securities issued by "real estate" companies. The fund may not change this policy without giving sixty (60) days' written notice to its shareholders.

                     STRATEGIES USING DERIVATIVE INSTRUMENTS

      Options and Futures. The fund may invest in certain options, futures contracts (sometimes referred to as "futures") and options on futures contracts (collectively, "Financial Instruments") to attempt to enhance the fund's income or yield or to attempt to hedge the fund's investments.

      Generally, the fund may purchase and sell any type of Financial Instrument. However, as an operating policy, the fund will only purchase or sell a particular Financial Instrument if the fund is authorized to invest in the type of asset by which the return on, or value of, the Financial Instrument is primarily measured.

      Hedging strategies can be broadly categorized as "short hedges" and "long hedges." A short hedge is a purchase or sale of a Financial Instrument intended partially or fully to offset potential declines in the value of one or more investments held in the fund's portfolio. Thus, in a short hedge the fund takes a position in a Financial Instrument whose price is expected to move in the opposite direction of the price of the investment being hedged.

      Conversely, a long hedge is a purchase or sale of a Financial Instrument intended partially or fully to offset potential increases in the acquisition cost of one or more investments that the fund intends to acquire. Thus, in a long hedge, the fund takes a position in a Financial Instrument whose price is expected to move in the same direction as the price of the prospective investment being hedged. A long hedge is sometimes referred to as an anticipatory hedge. In an anticipatory hedge transaction, the fund does not own a corresponding security and, therefore, the transaction does not relate to a security the fund owns. Rather, it relates to a security that the fund intends to acquire. If the fund does not complete the hedge by purchasing the security it anticipated purchasing, the effect on the fund's portfolio is the same as if the transaction were entered into for speculative purposes.

      Financial Instruments on securities generally are used to attempt to hedge against price movements in one or more particular securities positions that the fund owns or intends to acquire. Financial Instruments on indices, in contrast, generally are used to attempt to hedge against price movements in market sectors in which the fund has invested or expects to invest. Financial Instruments on debt securities may be used to hedge either individual securities or broad debt market sectors.

      The use of Financial Instruments is subject to applicable regulations of the Securities and Exchange Commission ("SEC"), the several exchanges upon which they are traded and the

Commodity Futures Trading Commission (the "CFTC"). In addition, the fund's ability to use Financial Instruments may be limited by tax considerations. See "Taxes - Investment in Complex Securities."

      In addition to the instruments, strategies and risks described below, the Adviser expects to discover additional opportunities in connection with Financial Instruments and other similar or related techniques. These new opportunities may become available as the Adviser develops new techniques, as regulatory authorities broaden the range of permitted transactions and as new Financial Instruments or other techniques are developed. The Adviser may utilize these opportunities to the extent that they are consistent with the fund's investment objective and permitted by the fund's investment limitations and applicable regulatory authorities. The fund might not use any of these strategies, and there can be no assurance that any strategy used will succeed. The fund's Prospectus and/or this SAI will be supplemented to the extent that new products or techniques involve materially different risks than those described below or in the Prospectus.

      Special Risks. The use of Financial Instruments involves special considerations and risks, certain of which are described below. In general, these techniques may increase the volatility of the fund and may involve a small investment of cash relative to the magnitude of the risk assumed. Risks pertaining to particular Financial Instruments are described in the sections that follow.

      (1) Successful use of most Financial Instruments depends upon the Adviser's ability to predict movements of the overall securities, currency and interest rate markets, which requires different skills than predicting changes in the prices of individual securities. There can be no assurance that any particular strategy will succeed, and use of Financial Instruments could result in a loss, regardless of whether the intent was to reduce risk or increase return.

      (2) There might be imperfect correlation, or even no correlation, between price movements of a Financial Instrument and price movements of the investments being hedged. For example, if the value of a Financial Instrument used in a short hedge increased by less than the decline in value of the hedged investment, the hedge would not be fully successful. Such a lack of correlation might occur due to factors unrelated to the value of the investments being hedged, such as speculative or other pressures on the markets in which Financial Instruments are traded. The effectiveness of hedges using Financial Instruments on indices will depend on the degree of correlation between price movements in the index and price movements in the securities being hedged.

      Because there are a limited number of types of exchange-traded options and futures contracts, it is likely that the standardized contracts available will not match the fund's current or anticipated investments exactly. The fund may invest in options and futures contracts based on securities with different issuers, maturities or other characteristics from the securities in which it typically invests, which involves a risk that the options or futures position will not track the performance of the fund's other investments.

      Options and futures prices can also diverge from the prices of their underlying instruments, even if the underlying instruments match the fund's investments well. Options and futures prices are affected by such factors as current and anticipated short-term interest rates, changes in volatility of the underlying instrument, and the time remaining until expiration of the contract, which may not affect security prices the same way. Imperfect correlation may also result from differing levels of demand in the options and futures markets and the securities markets, from structural differences in how options and futures and securities are traded, or from imposition of daily price fluctuation limits or trading halts. The fund may purchase or sell options and futures contracts with a greater or lesser value than the securities it wishes to hedge or intends to purchase in order to attempt to compensate for differences in volatility between the contract and the securities, although this may not be successful in all cases. If price changes in the fund's options or futures positions are poorly correlated with its other investments, the positions may fail to produce anticipated gains or result in losses that are not offset by gains in other investments.

      (3) If successful, the above-discussed strategies can reduce risk of loss by wholly or partially offsetting the negative effect of unfavorable price movements. However, such strategies can also reduce opportunity for gain by offsetting the positive effect of favorable price movements. For example, if the fund entered into a short hedge because the Adviser projected a decline in the price of a security in the fund's portfolio, and the price of that security increased instead, the gain from that increase might be wholly or partially offset by a decline in the price of the Financial Instrument. Moreover, if the price of the Financial Instrument declined by more than the increase in the price of the security, the fund could suffer a loss. In either case, the fund would have been in a better position had it not attempted to hedge at all.

      (4) As described below, the fund might be required to maintain assets as "cover," maintain accounts or make margin payments when it takes positions in Financial Instruments involving obligations to third parties (i.e., Financial Instruments other than purchased options). If the fund were unable to close out its positions in such Financial Instruments, it might be required to continue to maintain such assets or accounts or make such payments until the position expired or matured. These requirements might impair the fund's ability to sell a portfolio security or make an investment at a time when it would otherwise be favorable to do so, or require that the fund sell a portfolio security at a disadvantageous time.

      (5) The fund's ability to close out a position in a Financial Instrument prior to expiration or maturity depends on the existence of a liquid secondary market or, in the absence of such a market, the ability and willingness of the other party to the transaction (the "counterparty") to enter into a transaction closing out the position. Therefore, there is no assurance that any position can be closed out at a time and price that is favorable to the fund.

      Cover. Transactions using Financial Instruments, other than purchased options, expose the fund to an obligation to another party. The fund will not enter into any such transactions unless it owns either (1) an offsetting ("covered") position in securities or other options, futures contracts or forward contracts, or (2) cash and liquid assets with a value, marked-to-market daily, sufficient to cover its potential obligations to the extent not covered as provided in (1) above. The fund will comply with SEC guidelines regarding cover for these instruments and will, if the guidelines so require, earmark or set aside cash or liquid assets in an account with its custodian in the prescribed amount as determined daily.

      Assets used as cover or held in an account cannot be sold while the position in the corresponding Financial Instrument is open, unless they are replaced with other appropriate assets. As a result, the commitment of a large portion of the fund's assets to cover in accounts could impede portfolio management or the fund's ability to meet redemption requests or other current obligations.

      Options. A call option gives the purchaser the right to buy, and obligates the writer to sell, the underlying investment at the agreed-upon price during the option period. A put option gives the purchaser the right to sell, and obligates the writer to buy, the underlying investment at the agreed-upon price during the option period. Purchasers of options pay an amount, known as a premium, to the option writer in exchange for the right under the option contract.

      The purchase of call options can serve as a long hedge, and the purchase of put options can serve as a short hedge. Writing put or call options can enable the fund to enhance income or yield by reason of the premiums paid by the purchasers of such options. However, if the market price of the security underlying a put option declines to less than the exercise price of the option, minus the premium received, the fund would expect to suffer a loss.

      Writing call options can serve as a limited short hedge, because declines in the value of the hedged investment would be offset to the extent of the premium received for writing the option. However, if the security appreciates to a price higher than the exercise price of the call option, it can be expected that the option will be exercised and a fund will be obligated to sell the security at less than its market value. If the call option is an over the counter ("OTC") option (options not traded on exchanges), the securities or other assets used as cover would be considered illiquid to the extent described under "Illiquid and Restricted Investments."

      Writing put options can serve as a limited long hedge because increases in the value of the hedged investment would be offset to the extent of the premium received for writing the option. However, if the security or currency depreciates to a price lower than the exercise price of the put option, it can be expected that the put option will be exercised and a fund will be obligated to purchase the security or currency at more than its market value. If the put option is an OTC option, the securities or other assets used as cover would be considered illiquid to the extent described under "Illiquid and Restricted Investments."

      The value of an option position will reflect, among other things, the current market value of the underlying investment, the time remaining until expiration, the relationship of the exercise price to the market price of the underlying investment, the historical price volatility of the underlying investment and general market conditions. Options that expire unexercised have no value.

      The fund may effectively terminate its right or obligation under an option by entering into a closing transaction. For example, the fund may terminate its obligation under a call or put option that it had written by purchasing an identical call or put option; this is known as a closing purchase transaction. Conversely, the fund may terminate a position in a put or call option it had purchased by writing an identical put or call option; this is known as a closing sale transaction. Closing transactions permit a fund to realize profits or limit losses on an option position prior to its exercise or expiration.

      Risks of Options on Securities. Options offer large amounts of leverage, which will result in the fund's net asset value being more sensitive to changes in the value of the related instrument. The fund may purchase or write both exchange-traded and OTC options. Exchange-traded options in the United States are issued by a clearing organization affiliated with the exchange on which the option is listed that, in effect, guarantees completion of every exchange-traded option transaction. In contrast, OTC options are contracts between the fund and a counterparty (usually a securities dealer or a bank) with no clearing organization guarantee. Thus, when the fund purchases an OTC option, it relies on the counterparty from whom it purchased the option to make or take delivery of the underlying investment upon exercise of the option. Failure by the counterparty to do so would result in the loss of any premium paid by the fund as well as the loss of any expected benefit of the transaction.

      The fund's ability to establish and close out positions in exchange-listed options depends on the existence of a liquid market. However, there can be no assurance that such a market will exist at any particular time. Closing transactions can be made for OTC options only by negotiating directly with the counterparty, or by a transaction in the secondary market if any such market exists. There can be no assurance that the fund will in fact be able to close out an OTC option position at a favorable price prior to expiration. In the event of insolvency of the counterparty, the fund might be unable to close out an OTC option position at any time prior to its expiration.

      If the fund was unable to effect a closing transaction for an option it had purchased, it would have to exercise the option to realize any profit. The inability to enter into a closing purchase transaction for a covered call option written by the fund could cause material losses because the fund would be unable to sell the investment used as cover for the written option until the option expired or is exercised.

      Options on Indices. Puts and calls on indices are similar to puts and calls on securities or futures contracts except that all settlements are in cash and gain or loss depends on changes in the index in question rather than on price movements in individual securities or futures contracts. When a fund writes a call on an index, it receives a premium and agrees that, prior to the expiration date, the purchaser of the call, upon exercise of the call, will receive from the fund an amount of cash if the closing level of the index upon which the call is based is greater than the exercise price of the call. The amount of cash is equal to the difference between the closing price of the index and the exercise price of the call times a specified multiple ("multiplier"), which determines the total dollar value for each point of such difference. When the fund buys a call on an index, it pays a premium and has the same rights to such call as are indicated above. When the fund buys a put on an index, it pays a premium and has the right, prior to the expiration date, to require the seller of the put, upon the fund's exercise of the put, to deliver to the fund an amount of cash if the closing level of the index upon which the put is based is less than the exercise price of the put, which amount of cash is determined by the multiplier, as described above for calls. When the fund writes a put on an index, it receives a premium and the purchaser of the put has the right, prior to the expiration date, to require the fund to deliver to it an amount of cash equal to the difference between the closing level of the index and exercise price times the multiplier if the closing level is less than the exercise price.

      Risks of Options on Indices. The risks of investment in options on indices may be greater than options on securities. Because index options are settled in cash, when the fund writes a call on an index it cannot provide in advance for its potential settlement obligations by acquiring and holding the underlying securities. The fund can offset some of the risk of writing a call index option by holding a diversified portfolio of securities similar to those on which the underlying index is based. However, the fund cannot, as a practical matter, acquire and hold a portfolio containing exactly the same securities that underlie the index and, as a result, bears a risk that the value of the securities held will vary from the value of the index.

      Even if a fund could assemble a portfolio that exactly reproduced the composition of the underlying index, it still would not be fully covered from a risk standpoint because of the "timing risk" inherent in writing index options. When an index option is exercised, the amount of cash that the holder is entitled to receive is determined by the difference between the exercise price and the closing index level on the date when the option is exercised. As with other kinds of options, the fund as the call writer will not learn that the fund has been assigned until the next business day at the earliest. The time lag between exercise and notice of assignment poses no risk for the writer of a covered call on a specific underlying security, such as common stock, because the writer's obligation is to deliver the underlying security, not to pay its value as of a fixed time in the past. So long as the writer already owns the underlying security, it can satisfy its settlement obligations by simply delivering it, and the risk that its value may have declined since the exercise date is borne by the exercising holder. In contrast, even if the writer of an index call holds securities that exactly match the composition of the underlying index, it will not be able to satisfy its assignment obligations by delivering those securities against payment of the exercise price. Instead, it will be required to pay cash in an amount based on the closing index value on the exercise date. By the time it learns that it has been assigned, the index may have declined, with a corresponding decline in the value of its portfolio. This "timing risk" is an inherent limitation on the ability of index call writers to cover their risk exposure by holding securities positions.

      If the fund has purchased an index option and exercises it before the closing index value for that day is available, it runs the risk that the level of the underlying index may subsequently change. If such a change causes the exercised option to fall out-of-the-money, the fund will be required to pay the difference between the closing index value and the exercise price of the option (times the applicable multiplier) to the assigned writer.

      OTC Options. Unlike exchange-traded options, which are standardized with respect to the underlying instrument, expiration date, contract size and strike price, the terms of OTC options generally are established through negotiation with the other party to the option contract. While this type of arrangement allows the fund greater flexibility to tailor the option to its needs, OTC options generally involve greater risk than exchange-traded options, which are guaranteed by the clearing organization of the exchanges where they are traded.

      Futures Contracts and Options on Futures Contracts. The purchase of futures or call options on futures can serve as a long hedge, and the sale of futures or the purchase of put options on futures can serve as a short hedge. Writing call options on futures contracts can serve as a limited short hedge, using a strategy similar to that used for writing call options on securities or indices. Similarly, writing put options on futures contracts can serve as a limited long hedge. Futures contracts and options on futures contracts can also be purchased and sold to attempt to enhance income or yield.

      No price is paid upon entering into a futures contract. Instead, at the inception of a futures contract the fund is required to deposit "initial margin" in an amount generally equal to 10% or less of the contract value. Margin must also be deposited when writing a call or put option on a futures contract, in accordance with applicable exchange rules. Unlike margin in securities transactions, initial margin on futures contracts does not represent a borrowing, but rather is in the nature of a performance bond or good-faith deposit that is returned to the fund at the termination of the transaction if all contractual obligations have been satisfied. Under certain circumstances, such as periods of high volatility, the fund may be required by an exchange to increase the level of its initial margin payment, and initial margin requirements might be increased generally in the future by regulatory action.

      Subsequent "variation margin" payments are made to and from the futures broker daily as the value of the futures position varies, a process known as "marking-to-market." Variation margin does not involve borrowing, but rather represents a daily settlement of the fund's obligations to or from a futures broker. When the fund purchases an option on a futures contract, the premium paid plus transaction costs is all that is at risk. In contrast, when the fund purchases or sells a futures contract or writes a call or put option thereon, it is subject to daily variation margin calls that could be substantial in the event of adverse price movements. If the fund has insufficient cash to meet daily variation margin requirements, it might need to sell securities at a time when such sales are disadvantageous.

      Purchasers and sellers of futures contracts and options on futures can enter into offsetting closing transactions, similar to closing transactions on options, by selling or purchasing, respectively, an instrument identical to the instrument purchased or sold. Positions in futures and options on futures may be closed only on an exchange or board of trade that provides a secondary market. However, there can be no assurance that a liquid secondary market will exist for a particular contract at a particular time. In such event, it may not be possible to close a futures contract or options position.

      Under certain circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract or an option on a futures contract can vary from the previous day's settlement price; once that limit is reached, no trades may be made that day at a price beyond the limit. Daily price limits do not limit potential losses because prices could move to the daily limit for several consecutive days with little or no trading, thereby preventing liquidation of unfavorable positions.

      If the fund was unable to liquidate a futures contract or an option on a futures position due to the absence of a liquid secondary market or the imposition of price limits, it could incur substantial losses. The fund would continue to be subject to market risk with respect to the position. In addition, except in the case of purchased options, the fund would continue to be required to make daily variation margin payments and might be required to maintain the position being hedged by the future or option or to earmark or maintain cash or securities in a segregated account.

      Risks of Futures Contracts and Options Thereon. The ordinary spreads between prices in the cash and futures markets (including the options on futures market), due to differences in the natures of those markets, are subject to the following factors, which may create distortions. First, all participants in the futures market are subject to margin deposit and maintenance requirements. Rather than meeting additional margin deposit requirements, investors may close futures contracts through offsetting transactions, which could distort the normal relationship between the cash and futures markets. Second, the liquidity of the futures market depends on participants entering into offsetting transactions rather than making or taking delivery. To the extent participants decide to make or take delivery, liquidity in the futures market could be reduced, thus producing distortion. Third, from the point of view of speculators, the deposit requirements in the futures market are less onerous than margin requirements in the securities market. Therefore, increased participation by speculators in the futures market may cause temporary price distortions. Due to the possibility of distortion, a correct forecast of general interest rate, currency exchange rate or stock market trends by the Adviser may still not result in a successful transaction. The Adviser may be incorrect in its expectations as to the extent of various interest rate, currency exchange rate or stock market movements or the time span within which the movements take place.

      Index Futures. The risk of imperfect correlation between movements in the price of an index futures and movements in the price of the securities that are the subject of the hedge increases as the composition of a fund's portfolio diverges from the securities included in the applicable index. The price of the index futures may move more than or less than the price of the securities being hedged. If the price of the index futures moves less than the price of the securities that are the subject of the hedge, the hedge will not be fully effective but, if the price of the securities being hedged has moved in an unfavorable direction, the fund would be in a better position than if it had not hedged at all. If the price of the securities being hedged has moved in a favorable direction, this advantage will be partially offset by the futures contract. If the price of the futures contract moves more than the price of the securities, the fund will experience either a loss or a gain on the futures contract that will not be completely offset by movements in the price of the securities that are the subject of the hedge. To compensate for the imperfect correlation of movements in the price of the securities being hedged and movements in the price of the index futures, the fund may buy or sell index futures in a greater dollar amount than the dollar amount of the securities being hedged if the historical volatility of the prices of such securities being hedged is more than the historical volatility of the prices of the securities included in the index. It is also possible that, where the fund has sold index futures contracts to hedge against declines in the market, the market may advance and the value of the securities held in the portfolio may decline. If this occurred, the fund would lose money on the futures contract and also experience a decline in value of its portfolio securities. However, while this could occur for a very brief period or to a very small degree, over time the value of a diversified portfolio of securities will tend to move in the same direction as the market indices on which the futures contracts are based.

      Where index futures are purchased to hedge against a possible increase in the price of securities before the fund is able to invest in them in an orderly fashion, it is possible that the market may decline instead. If the fund then concludes not to invest in them at that time because of concern as to possible further market decline or for other reasons, it will realize a loss on the futures contract that is not offset by a reduction in the price of the securities it had anticipated purchasing.

      To the extent that the fund enters into futures contracts or options on futures contracts traded on a CFTC-regulated exchange, in each case that are not for bona fide hedging purposes (as defined by the CFTC), the aggregate initial margin and premiums required to establish these positions (excluding the amount by which options are "in-the-money" at the time of purchase) may not exceed 5% of the liquidation value of the fund's portfolio, after taking into account unrealized profits and unrealized losses on any contracts the fund has entered into. (In general, a call option on a futures contract is "in-the-money" if the value of the underlying futures contract exceeds the strike, i.e., exercise, price of the call; a put option on a futures contract is "in-the-money" if the value of the underlying futures contract is exceeded by the strike price of the put.) This policy does not limit to 5% the percentage of the fund's assets that are at risk in futures contracts, and options on futures contracts.

      Turnover. The fund's options and futures activities may affect its turnover rate and brokerage commission payments. The exercise of calls or puts written by the fund, and the sale or purchase of futures contracts, may cause it to sell or purchase related investments, thus increasing its turnover rate. Once the fund has received an exercise notice on an option it has written, it cannot effect a closing transaction in order to terminate its obligation under the option and must deliver or receive the underlying securities at the exercise price. The exercise of puts purchased by the fund may also cause the sale of related investments, also increasing turnover; although such exercise is within the fund's control, holding a protective put might cause it to sell the related investments for reasons that would not exist in the absence of the put. The fund will pay a brokerage commission each time it buys or sells a put or call or purchases or sells a futures contract. Such commissions may be higher than those that would apply to direct purchases or sales.

      Temporary Investments. From time to time, the fund may take temporary defensive positions that are inconsistent with its principal investment strategies. For temporary defensive purposes, the fund may invest up to 100% of its total assets in short-term, liquid, high-grade debt securities. The fund will assume a temporary defensive posture only when economic and other factors adversely affect the real estate industry market and, in the advisor's opinion, present extraordinary risks in being invested primarily in real estate securities. When the fund maintains a temporary defensive position, it may not achieve its investment objective.

      Portfolio Turnover. It is the fund's policy to sell any security whenever, in the judgment of the Adviser, its appreciation possibilities have been substantially realized or the business or market prospects for such security have deteriorated, irrespective of the length of time that such security has been held. The Adviser anticipates that the fund's annual rate of portfolio turnover will not exceed 100%. Generally, an annual portfolio turnover rate of 100% or greater is considered high. A 100% annual turnover rate would occur if all securities in the fund's portfolio were replaced once within a period of one year.

                             MANAGEMENT OF THE FUND

      The Trust is governed by a Board of Trustees which oversees its operations and which is authorized to establish additional series and to issue an unlimited number of shares of beneficial interest of the Trust without shareholder approval, as applicable, for each existing or future series.

      The trustees ("board members") and executive officers of the Trust, their ages, business addresses and principal occupations during the past five years are:

-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  Number of
                                                                                                 Other          Portfolios in
                                                                                           Trusteeships/and     fund Complex
Name, Address, Position(s)          Term of Office/      Principal Occupation(s) During      Directorships        Overseen
with Trust, Date of Birth        Length of Time Served            Past 5 Years              Held by Trustee      by Trustee
-------------------------------------------------------------------------------------------------------------------------------
                                                    DISINTERESTED TRUSTEES
-------------------------------------------------------------------------------------------------------------------------------
Richard D. Driscoll             Indefinite-- until       Mr. Driscoll retired as          Director of                 3
Trustee,                        successor is elected     Chairman and CEO of Bank of      Atlantic Data
c/o Hillview Capital Advisors                            New England in 1990, after 33    Services, Inc.
700 The Times Building          Since inception          years with the firm. President   (type of business)
Ardmore, PA 19003 D.O.B.:                                and Chief Executive Officer of
4/17/31                                                  the Massachusetts Trustee
                                                         Bankers Association until
                                                         1997. Presently, Mr. Driscoll
                                                         serves as Chairman of
                                                         Charlesbank Homes, Vice
                                                         Chairman of Massachusetts
                                                         Business Development Corp.,
                                                         and President of Holyhood
                                                         Cemetery Association.
-------------------------------------------------------------------------------------------------------------------------------
Richard W. Hutson               Indefinite-- until       Mr. Hutson retired as a Senior   Member of the               3
Trustee,                        successor is elected     Principal of Hewitt Associates   Board of Trustees,
c/o Hillview Capital Advisors                            LLC in 1996, after 32 years      European Investors
700 The Times Building          Since inception          with the firm.                   Inc. Realty
Ardmore, PA 19003                                                                         Securities Trust;
D.O.B.: 9/30/38                                                                           Chairman of the
                                                                                          Board, Harris Bank
                                                                                          Libertyville;
                                                                                          Member of the
                                                                                          Board of
                                                                                          Directors, Wells
                                                                                          Manufacturing Co.;
                                                                                          and Vice Chairman,
                                                                                          Ball State
                                                                                          University
                                                                                          Foundation.
-------------------------------------------------------------------------------------------------------------------------------
Robert W. Uek                   Indefinite-- until       Mr. Uek retired from             Trustee,  T.T.              3
Trustee,                        successor is elected     PricewaterhouseCoopers LLP in    International
c/o Hillview Capital Advisors                            1999, where he had been a        funds (number of
700 The Times Building          Since inception          partner specializing in the      portfolios), New
Ardmore, PA 19003 D.O.B.:                                investment management industry   England Aquarium,
5/18/41                                                  and had served as Chairman of    Anatolia College
                                                         legacy Coopers & Lybrand's       and Raymond Moore
                                                         Global Investment Management     Foundation
                                                         Industry Group.                  ([charitable
                                                                                          organization]).

-------------------------------------------------------------------------------------------------------------------------------

                                                               18

-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  Number of
                                                                                                 Other          Portfolios in
                                                                                           Trusteeships/and     fund Complex
Name, Address, Position(s)          Term of Office/      Principal Occupation(s) During      Directorships        Overseen
with Trust, Date of Birth        Length of Time Served            Past 5 Years              Held by Trustee      by Trustee
-------------------------------------------------------------------------------------------------------------------------------
                                                      INTERESTED TRUSTEE
-------------------------------------------------------------------------------------------------------------------------------
David M. Spungen*              Indefinite-- until        Mr. Spungen is Managing          None                        3
Trustee and President          successor is elected      Director of Hillview. Prior to
c/o Hillview Capital Advisors                            1999, he was a Principal of
700 The Times Building         Since inception           CMS Investment Resources, Inc.
Ardmore, PA 19003 D.O.B.:                                Mr. Spungen was a Trustee of
10/26/61                                                 Hirtle Advisors Callaghan
                                                         Trust from July 1995 to March
                                                         2000.
-------------------------------------------------------------------------------------------------------------------------------
                                                           OFFICERS
-------------------------------------------------------------------------------------------------------------------------------
Joseph A. Bracken              Indefinite-- until        Mr. Bracken is Chief Operating   None                       N/A
Treasurer and Secretary        successor is elected      Officer of Hillview. Prior to
c/o Hillview Capital Advisors                            April 1999, he was Director of
700 The Times Building         Treasurer since 6/2000    Client Services of CMS
Ardmore, PA 19003              Secretary since 10/2000   Companies (insert type of
D.O.B.:  10/20/66                                        business).

-------------------------------------------------------------------------------------------------------------------------------
William Rechter                Indefinite-- until        Mr. Rechter has been with        None                       N/A
Vice President                 successor is elected      Hillview since 2001 and is
c/o Hillview Capital Advisors                            presently Chief Investment
700 The Times Building         Vice President since      Officer.  Prior to 2001, Mr.
Ardmore, PA 19003              2/2002                    Rechter worked as a senior
D.O.B.: 8/02/53                                          Portfolio Manager and Partner
                                                         at Cowen Asset Management for
                                                         15 years.
-------------------------------------------------------------------------------------------------------------------------------

___________
* Mr. Spungen is an "interested person" of the Trust as defined in the Investment Company Act by virtue of his position with Hillview.

      The Board of Trustees is responsible for the overall management and affairs of the Trust. The Board meets regularly to review fund performance, approve agreements with the Trust's service providers and other matters relating to the operation of the Trust. The Board of Trustees met seven times during the fiscal year ended June 30, 2002.

      As a Delaware business trust, the fund is not required to hold, and does not plan to hold, regular annual meetings of shareholders. The fund will hold meetings when required to do so by the Investment Company Act or other applicable law. It will also do so when a shareholder meeting is called by the Trustees or upon proper request of the shareholders.

         The Audit Committee of the Board of Trustees is composed of Messrs. Driscoll, Hutson and Uek. The Audit Committee makes recommendations to the Board of Trustees with respect to the engagement of independent auditors and reviews with the independent auditors the plan and results of the audit engagement and matters having a material effect on the Trust's financial operations. The Audit Committee met two times during the fiscal year ended June 30, 2002.

      The Nominating Committee of the Board of Trustees is composed of Messrs. Driscoll, Hutson and Uek. The Nominating Committee is responsible for the selection and nomination of candidates to serve as Trustees. The Nominating Committee will consider nominees submitted by shareholders. The Nominating Committee did not meet during the fiscal year ended June 30, 2002.

      The Valuation Committee of the Board of Trustees is composed of Messrs. Bracken, Rechter and Spungen. The Committee, under procedures established by the Board, determines a price for a security held by the fund when there is no readily available market price for that security. The Valuation Committee reports its findings to the full Board on a quarterly basis, as necessary. The Valuation Committee met __ times during the fiscal year ended June 30, 2002.

      The Trust pays board members who are not "interested persons" of the Trust as defined in the Investment Company Act ("Independent Trustees") approximately $10,000 annually. The Trust pays each such disinterested trustee $1,000 for each board meeting and each separate meeting of a board committee, and $5,000 as an annual retainer. All board members are reimbursed for any expenses incurred in attending meetings. Board members and officers own in the aggregate less than 1% of the shares of each fund. Because the Adviser, Hillview and PFPC perform substantially all of the services necessary for the operation of the Trust and the fund, the Trust requires no full-time employees. No officer, director or employee of the Adviser, Hillview or PFPC presently receives any compensation from the Trust for acting as a board member or officer.

      Trustee's Compensation. The table below sets forth the compensation paid to Trustees of the Trust for the fiscal year ended June 30, 2002.

           (1)                       (2)                     (3)                     (4)                   (5)
                                                         Pension or
                                                         Retirement
                                  Aggregate           Benefits Accrued        Estimated Annual     Total Compensation
                              Compensation from        as Part of fund          Benefits Upon          from Trust
Name of Person, Position            Trust                 Expenses*              Retirement*        Paid to Trustees
=======================================================================================================================
David M. Spungen
President and Trustee                N/A                     N/A                     N/A                   N/A

Richard W. Hutson
Trustee                             $9,000                   N/A                     N/A                 $9,000

Richard D. Driscoll
Trustee                             $9,000                   N/A                     N/A                 $9,000

Robert W. Uek
Trustee                             $9,000                   N/A                     N/A                 $9,000

* No officer or Trustee is entitled to retirement benefits from the Trust.

         The following table sets forth the dollar range of equity securities beneficially owned by each Trustee in the fund of the Trust and in all registered investment companies overseen by the Trustee as of December 31, 2001.

                                                   Dollar Range of                      Aggregate Dollar Range of
Name of Trustees                           Equity Securities in Each fund             Equity Securities in the fund
-------------------------------------   --------------------------------------    --------------------------------------

Interested Trustee
------------------

David M. Spungen                        Alpha fund                                $
                                        $
                                        International Alpha fund
                                        $

Independent Trustees
--------------------

Richard D. Driscoll                     Alpha fund                                $
                                        $
                                        International Alpha fund
                                        $

Richard W. Hutson                       Alpha fund                                $
                                        $
                                        International Alpha fund
                                        $

Robert W. Uek                           Alpha fund                                $
                                        $
                                        International Alpha fund
                                        $

         As of December 31, 2001, none of the Independent Trustees or their immediate family members owned beneficially or of record an interest in the Adviser or the fund's distributor, or in any person directly or indirectly controlling, controlled by, or under common control with such entities.

         The Real Estate Management Services Group LLC (the "REMS Group" or the "Adviser") is the investment Adviser for the fund. The REMS Group oversees the investment advisory services provided to the fund.

        [DISCUSSION REGARDING CONTRACT APPROVAL TO BE INSERTED]

      Code of Ethics. The Trust, the Manager, the Adviser and PFPC Distributors, Inc. have each adopted a code of ethics, as required by Rule 17j-1 under the Investment Company Act. Under each code of ethics, persons who are designated as access persons may engage in personal securities transactions, including transactions involving securities that may be purchased or sold by the fund, subject to certain general restrictions and procedures. The codes of ethics for the Trust and the Adviser are on file with the SEC.

               CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

      Control Persons. Persons or organizations beneficially owning 25% or more of the outstanding shares of the fund, as indicated below, may be presumed to "control" the fund. As a result, those persons or organizations could have the ability to vote a majority of the shares of the fund on any matter requiring the approval of the shareholders of the fund.

      Principal Holders. As of November 30, 2002, the following persons owned of record, or were known to own beneficially, 5% or more of the outstanding shares of the fund:

      Management Ownership. The officers and trustees as a group own less than 1% of the fund.

                       INVESTMENT ADVISORY, MANAGEMENT AND
                            DISTRIBUTION ARRANGEMENTS

      Investment Advisory Arrangements. REMS Group acts as the investment Adviser to the fund pursuant to an Advisory Agreement ("Advisory Agreement") with the Trust and is a registered investment Adviser under the Investment Company Act. REMS Group is organized as a limited liability corporation in the state of Florida. Mr. Edward Turville, managing director of the adviser, and Beach Investment Counsel, Inc., a registered investment adviser with approximately $275 million in assets under management, are control persons under the 1940 Act due to ownership interests of 50% and 30% respectively, of the adviser. Under the Advisory Agreement, the Adviser receives a fee, computed daily and paid monthly, at the annual rate of 1.00% of the fund's average daily net assets.

      REMS Group has contractually agreed to waive its fees and, if necessary, reimburse expenses to limit the expenses of the fund so that total annual operating expenses would not exceed 2.00% of average annual assets through June 30, 2004. Any waivers or reimbursements made by the REMS Group during this period are subject to repayment by the fund, provided that the payments are reimbursed within three years of the payment being made and repayment does not result in the fund's total annual operating expenses exceeding the foregoing expense limitations. If actual total annual operating expenses are less than the stated contractual cap, and the REMS Group has recouped any eligible previous payments made, the fund will be charged such lower expenses.

      Under the terms of the Advisory Agreement, the Adviser bears all expenses incurred by it in connection with its services under the Advisory Agreement other than the cost of securities (including broker commissions, transactional fees and taxes, if any) purchases for the fund.

      Under the Advisory Agreement, The Adviser will not be liable for any error of judgment or mistake of law or for any loss suffered by the fund in connection with the performance of the Advisory Agreement, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Adviser in the performance of its duties or from reckless disregard of their duties and obligations thereunder. The Advisory Agreement terminates automatically upon its assignment and is terminable (1) by any party immediately upon written notice if there is a material breach by another party, (2) by any party at any time without penalty upon 30 days' written notice to the other two parties, and (3) by the Trust or Hillview immediately if, in the reasonable judgment of either, the Adviser becomes unable to discharge its duties under its Advisory Agreement. The Advisory Agreement may be terminated at any time, without the payment of any penalty, by the Board of Trustees or by a vote of a majority of the holders of a fund's outstanding voting securities on not more than thirty days' written notice.

      Hillview serves as the fund's manager pursuant to an investment management agreement ("Management Agreement") with the Trust. As Manager, Hillview is responsible for managing the fund's business affairs. Officers of Hillview serve as Executive Officers of the fund and/or as members of the Board of Trustees. Hillview oversees the fund's service providers and compliance with applicable laws and regulations. For its services under the Management Agreement, Hillview receives an annual fee of 0.25% of the fund's average daily assets.

      Under the terms of the Management Agreement, the fund bears all expenses incurred in its operation that are not specifically assumed by Hillview.
Expenses borne by the fund include the following: (1) fees payable to, and expenses incurred on behalf of, the fund by the Manager; (2) organizational expenses; (3) filing fees and expenses relating to the registration and qualification of the fund's shares under federal and state securities laws and maintenance of such registrations and qualifications; (4) fees and salaries payable to the Independent Trustees; (5) all expenses incurred in connection with the trustees' services, including travel expenses; (6) taxes (including any income or franchise taxes) and governmental fees; (7) costs of any liability, uncollectible items of deposit and other insurance or fidelity bonds; (8) any costs, expenses or losses arising out of a liability of or claim for damages or other relief asserted against the fund for violation of any law; (9) legal, accounting and auditing expenses, including legal fees of special counsel for the independent trustees; (10) charges of custodians, transfer agents and other agents; (11) costs of preparing share certificates; (12) expenses of setting in type and printing prospectuses and supplements thereto, statements of additional information and supplements thereto, reports and proxy materials for existing shareholders and costs of mailing such materials to existing shareholders; (13) any extraordinary expenses (including fees and disbursements of counsel) incurred by the fund; (14) fees, voluntary assessments and other expenses incurred in connection with membership in investment company organizations; (15) costs of mailing and tabulating proxies and costs of meetings of shareholders, the board and any committees thereof; (16) the cost of investment company literature and other publications provided to trustees and officers; and (17) costs of mailing, stationery and communications equipment.

      Under the Management Agreement, Hillview will not be liable for any error of judgment or mistake of law or for any loss suffered by the fund in connection with the performance of the Management Agreement, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of Hillview in the performance of its duties or from reckless disregard of its duties and obligations thereunder. The Management Agreement terminates automatically upon its assignment and is terminable, at any time, without penalty by the board or by vote of the holders of a majority of the fund's outstanding voting securities, on 60 days' written notice to Hillview, or by Hillview on 60 days' written notice to the Trust.

      Distribution Arrangements. PFPC Distributors, Inc., an affiliate of PFPC, serves as the distributor of shares of the fund under a distribution contract with the Trust ("Distribution Contract"). The Distribution Contract requires PFPC Distributors, Inc. to use its best efforts, consistent with its other businesses, to sell shares of the fund. Shares of the fund are offered continuously. [The fund is distributed through PFPC Distributors, Inc. primarily to clients of Hillview.]

                          ADDITIONAL SERVICE PROVIDERS

      Administration and Accounting Services. Under a separate Administration and Accounting Services Agreement, PFPC, 400 Bellevue Parkway, Wilmington, Delaware 19809 performs certain administrative and accounting services for the fund. These services include: preparing shareholder reports, providing statistical data and preparing and filing federal and state tax returns on behalf of the fund. In addition, PFPC prepares and files various reports with the appropriate regulatory agencies and prepares materials required by the SEC or any state securities commission having jurisdiction over the fund. The accounting services performed include determining the net asset value per share of the fund and maintaining records relating to the securities transactions of the fund. The Administration and Accounting Services Agreement provides that PFPC and its affiliates shall not be liable for any error of judgment or mistake of law or for any loss suffered by the fund, except to the extent of a loss resulting from willful misfeasance, bad faith or gross negligence on their part in the performance of their obligations and duties under the Sub-Administration and Accounting Services Agreement.

      Custodian.   ______________________,   [ADDRESS],  serves  as  the  fund's
custodian.

      Transfer Agent. PFPC, 211 South Gulph Road, King of Prussia, PA, serves as the fund's transfer agent and dividend paying agent.

      Counsel. The law firm of Kirkpatrick & Lockhart LLP, 1800 Massachusetts Avenue, N.W., Washington, DC 20036-1800, serves as counsel to the fund.

      Auditors.   _________________,   [ADDRESS],   serves  as  the  independent
accountant for the fund.

                             PORTFOLIO TRANSACTIONS

      Most of the fund's brokerage transactions are carried out through a single broker, designated as the fund's "prime broker." The fund may place its trades with any number of executing brokers. However, the prime broker maintains an account with each executing broker, through which the fund's trades are processed. When the fund sells a security short, the prime broker borrows the security on the fund's behalf, and the fund posts collateral for the benefit of the prime broker.

      Subject to policies established by the board, the Adviser is responsible for the execution of the fund's portfolio transactions and the allocation of brokerage transactions. In executing portfolio transactions, the Adviser seeks to obtain the best net results for the fund, taking into account such factors as the price (including the applicable brokerage commission or dealer spread), size of order, difficulty of execution and operational facilities of the firm involved. While the Adviser generally seeks reasonably competitive commission rates, payment of the lowest commission is not necessarily consistent with obtaining the best net results. Prices paid to dealers in principal transactions generally include a "spread," which is the difference between the prices at which the dealer is willing to purchase and sell a specific security at the time. The fund may invest in securities traded in the over-the-counter market and will engage primarily in transactions directly with the dealers who make markets in such securities, unless a better price or execution could be obtained by using a broker.

      Transactions in futures contracts are executed through futures commission merchants ("FCMs"), who receive brokerage commissions for their services. The fund's procedures in selecting FCMs to execute its transactions in futures contracts are similar to those in effect with respect to brokerage transactions in securities.

      In selecting brokers, the Adviser will consider the full range and quality of a broker's services. Consistent with the interests of the fund and subject to the review of the board, the Adviser may cause the fund to purchase and sell portfolio securities through brokers who provide the Adviser with brokerage or research services. The fund may pay those brokers a higher commission than may be charged by other brokers, provided that the Adviser determines in good faith that the commission is reasonable in terms either of that particular transaction or of the overall responsibility of the Adviser to the fund and their other clients.

      Research services obtained from brokers may include written reports, pricing and appraisal services, analysis of issues raised in proxy statements, educational seminars, subscriptions, portfolio attribution and monitoring services, and computer hardware, software and access charges which are directly related to investment research. Research services may be received in the form of written reports, online services, telephone contacts and personal meetings with security analysts, economists, corporate and industry spokespersons, and government representatives.

      For purchases or sales with broker-dealer firms that act as principal, the Adviser seeks best execution. Although the Adviser may receive certain research or execution services in connection with these transactions, the Adviser will not purchase securities at a higher price or sell securities at a lower price than would otherwise be paid if no weight was attributed to the services provided by the executing dealer. The Adviser may engage in agency transactions in over-the-counter securities in return for research and execution services. These transactions are entered into only pursuant to procedures that are designed to ensure that the transaction (including commissions) is at least as favorable as it would have been if effected directly with a market-maker that did not provide research or execution services.

      Research services and information received from brokers or dealers are supplemental to the Adviser own research efforts and, when utilized, are subject to internal analysis before being incorporated into its investment processes. Information and research services furnished by brokers or dealers through which or with which the fund effects securities transactions may be used by the Adviser in advising other funds or accounts and, conversely, research services furnished to the Adviser by brokers or dealers in connection with other funds or accounts that it advises may be used in advising the fund.

      Investment decisions for the fund and for other investment accounts managed by the Adviser are made independently of each other in light of differing considerations for the various accounts. However, the same investment decision may occasionally be made for the fund and one or more accounts. In those cases, simultaneous transactions are inevitable. Purchases or sales are then averaged as to price and allocated between the fund and the other account(s) as to amount according to a formula deemed equitable to the fund and the other account(s). While in some cases this practice could have a detrimental effect upon the price or value of the security as far as the fund is concerned, or upon their ability to complete their entire order, in other cases it is believed that coordination and the ability to participate in volume transactions will be beneficial to the fund.

      Consistent with best execution, the Trust may direct the REMS Group to effect securities transactions through broker-dealers in a manner that would help generate resources to pay the costs of certain expenses that the Trust is required to pay or for which the Trust is required to arrange payment.

      Portfolio Turnover. The fund's annual portfolio turnover rate may vary greatly from year to year, but it will not be a limiting factor when management deems portfolio changes appropriate. The portfolio turnover rate is calculated by dividing the lesser of the fund's annual sales or purchases of portfolio securities (exclusive of purchases or sales of securities whose maturities at the time of acquisition were one year or less) by the monthly average value of securities in the portfolio during the year.

              ADDITIONAL REDEMPTION INFORMATION AND OTHER SERVICES

      Additional Redemption Information. If conditions exist that make cash payments undesirable, the fund reserves the right to honor any request for redemption by making payment in whole or in part in securities ("redemption in-kind") chosen by the fund and valued in the same way as they would be valued for purposes of computing the fund's net asset value. Any such redemption in-kind will be made with readily marketable securities, to the extent available. If payment is made in securities, a shareholder will incur brokerage or transactional expenses in converting those securities into cash, will be subject to fluctuation in the market price of those securities until they are sold, and may realize taxable gain or loss (depending on the value of the securities received and the shareholder's adjusted basis of the redeemed shares).

      The fund may suspend redemption privileges or postpone the date of payment during any period (1) when the New York Stock Exchange is closed or trading on the New York Stock Exchange is restricted as determined by the SEC, (2) when an emergency exists, as defined by the SEC, that makes it not reasonably practicable for the fund to dispose of securities it owns or to fairly determine the value of its assets or (3) as the SEC may otherwise permit. The redemption price may be more or less than the shareholder's cost, depending on the market value of the fund's portfolio at the time.

      Service Organizations. The fund may authorize service organizations, and their agents, to accept on its behalf purchase and redemption orders that are in "good form." The fund will be deemed to have received these purchase and redemption orders when a service organization or its agent accepts them. Like all customer orders, these orders will be priced based on the fund's net asset value next computed after receipt of the order by the service organizations or their agents. Service organizations may include retirement plan service providers who aggregate purchase and redemption instructions received from numerous retirement plans or plan participants.

                               VALUATION OF SHARES

      The fund determines its net asset value per share ("NAV"), normally as of the close of regular trading (usually 4:00 p.m., Eastern time) on the New York Stock Exchange on each Business Day, which is defined as each Monday through Friday when the New York Stock Exchange is open. Prices will be calculated earlier when the New York Stock Exchange closes early because trading has been halted for the day. Currently the New York Stock Exchange is closed on the observance of the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

      Securities that are listed on exchanges normally are valued at the last sale price on the day the securities are valued or, lacking any sales on such day, at the mean between the last reported bid and asked prices. In cases where securities are traded on more than one exchange, the securities are generally valued on the exchange considered by the Adviser as the primary market. Securities traded in the over-the-counter market and listed on the Nasdaq Stock Market ("Nasdaq") normally are valued at the last available sale price on Nasdaq prior to valuation; other over-the-counter securities are valued at the last mean price available prior to valuation. Where market quotations are readily available, portfolio securities are valued based upon market quotations, provided those quotations adequately reflect, in the judgment of the Adviser, the fair value of the security. Where those market quotations are not readily available, securities are valued based upon appraisals received from a pricing service using a computerized matrix system or based upon appraisals derived from information concerning the security or similar securities received from recognized dealers in those securities. All other securities and other assets are valued at fair value as determined in good faith under the direction of the Board. The amortized cost method of valuation generally is used to value debt obligations with 60 days or less remaining until maturity, unless the Board determines that this does not represent fair value.

                             PERFORMANCE INFORMATION

      Total Return Calculations. Average annual total return quotes, before taxes ("Standardized Return") used in the fund's performance advertisements are calculated according to the following formula:

      Average Annual Total Return. For the 1-, 5-, and 10-year periods (or for the periods of the fund's operations) that would equate the initial amount invested to the ending redeemable value, according to the following formula:

                  P(1+T)n = ERV
                  Where:
                  P       = a hypothetical initial payment of $1,000.
                  T       = average annual total return.
                  n       = number of years.
                  ERV     = ending  redeemable  value  of a  hypothetical
                            $1,000 payment made at the beginning of the 1-, 5-, or 10-year periods at the end of the 1-, 5-, or 10-year periods (or fractional portion).

      The calculation for average annual total returns before taxes is made assuming that (1) the maximum sales load (or other charges deducted from payments) is deducted from the initial $1,000 investment; (2) all dividends and capital gain distributions are reinvested on the reinvestment dates at the price per share existing on the reinvestment date; (3) all recurring fees charged to all shareholder accounts are included (except those that are paid by redemption of the fund's shares); and (4) for any account fees that vary with the size of the account, a mean (or median) account size in the fund during the periods is reflected. The ending redeemable value (variable `ERV' in the formula) is determined by assuming complete redemption of the hypothetical investment after deduction of all non-recurring charges and the applicable deferred sales charge at the end of the measuring period.

Before Taxes                                         1 Year(1)            Since Inception*(1)
------------                                         ------               ----------------
DGHM Leveraged REIT, L.P.                              __%                       __%

* December 30, 1999
(1)   Performance is that of unregistered, predecessor fund.

      Other Information. In performance advertisements, the fund may compare its standardized return and/or its non-standardized return with data published by Lipper Inc. ("Lipper"), CDA Investment Technologies, Inc. ("CDA"), Wiesenberger Investment Companies Service ("Wiesenberger"), Investment Company Data, Inc. ("ICD") or Morningstar Mutual Funds ("Morningstar"), or with the performance of recognized stock, bond and other indices, including the Lehman Bond Index, the Standard & Poor's 500 Composite Stock Price Index ("S&P 500"), the Dow Jones Industrial Average, the Lehman Brothers Treasury Bond Index, and changes in the Consumer Price Index as published by the U.S. Department of Commerce. The fund, in performance advertisements, may refer to mutual fund performance rankings and other data, such as comparative asset, expense and fee levels, published by Lipper, CDA, Wiesenberger, ICD or Morningstar. Performance advertisements also may refer to discussions of the fund and comparative mutual fund data and ratings reported in independent periodicals, including The Wall Street Journal, Money

Magazine, Forbes, Business Week, Financial World, Barron's, Fortune, The New York Times, The Chicago Tribune, The Washington Post and The Kiplinger Letters. Comparisons in performance advertisements may be in graphic form.

      The fund may include discussions or illustrations of the effects of compounding in performance advertisements. "Compounding" refers to the fact that, if dividends or other distributions on the fund investment are reinvested in additional fund shares, any future income or capital appreciation of the fund would increase the value, not only of the original fund investment, but also of the additional fund shares received through reinvestment. As a result, the value of the fund investment would increase more quickly than if dividends or other distributions had been paid in cash.

      The fund may also compare its performance with the performance of bank certificates of deposit (CDs) as measured by the CDA Certificate of Deposit Index, the Bank Rate Monitor National Index and the averages of yields of CDs of major banks published by Banxquote(R) Money Markets. In comparing the funds' performance to CD performance, investors should keep in mind that bank CDs are insured in whole or in part by an agency of the U.S. Government and offer fixed principal and fixed or variable rates of interest, and that bank CD yields may vary depending on the financial institution offering the CD and prevailing interest rates. Shares of the fund are not insured or guaranteed by the U.S. Government and returns and net asset values will fluctuate. An investment in the fund involves greater risks than an investment in either a money market mutual fund or a CD.

                                      TAXES

      Backup Withholding. By law, the fund must withhold a portion of your taxable distributions and redemption proceeds unless you (a) provide your correct social security or other taxpayer identification number, (b) certify that this number is correct, (c) certify that you are not subject to backup withholding, and (d) certify that you are a U.S. person (including a U.S. resident alien). The fund also must withhold if the IRS instructs them to do so. When withholding is required, the amount will be 30% for calendar years 2002 and 2003, 29% for calendar years 2004 and 2005, and 28% for calendar years 2006 through 2010.

      Sale of Fund Shares. A shareholder's sale (redemption) of shares may result in a taxable gain or loss, depending on whether the shareholder receives more or less than his or her adjusted basis for the shares. In addition, if the fund's shares are bought within 30 days before or after selling other shares of the fund at a loss, all or a portion of that loss will not be deductible and will increase the basis of newly purchased shares.

      Qualification as a Regulated Investment Company. The fund is treated as a separate corporation for federal income tax purposes and intends to continue to qualify for treatment as a regulated investment company ("RIC") under the Internal Revenue Code of 1986, as amended (the "Code"). To continue to qualify for that treatment, the fund must distribute to its shareholders for each taxable year at least 90% of its investment company taxable income (consisting generally of net investment income, net short-term capital gains and net capital gains from certain foreign currency transactions, all determined without regard to any deduction for dividends paid) ("Distribution Requirement") and must meet several additional requirements. For the fund, these requirements include the following: (1) the fund must derive at least 90% of its gross income each taxable year from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of securities or foreign currencies and other income (including gains from options, futures or forward contracts) derived with respect to its business of investing in securities or those currencies ("Income Requirement");
(2) at the close of each quarter of the fund's taxable year, at least 50% of the value of its total assets must be represented by cash and cash items, U.S. government securities, securities of other RICs and other securities that are limited, in respect of any one issuer, to an amount that does not exceed 5% of the value of the fund's total assets and does not represent more than 10% of the issuer's outstanding voting securities; and (3) at the close of each quarter of the fund's taxable year, not more than 25% of the value of its total assets may be invested in securities (other than U.S. government securities or the securities of other RICs) of any one issuer. If the fund failed to qualify for treatment as a RIC for any taxable year, (i) it would be taxed at corporate rates on the full amount of its taxable income for that year without being able to deduct the distributions it makes to its shareholders and (ii) the shareholders would treat all those distributions, including distributions of net capital gain (i.e., the excess of net long-term capital gain over net short-term capital loss), as dividends (that is, ordinary income) to the extent of the fund's earnings and profits. In addition, the fund could be required to recognize unrealized gains, pay substantial taxes and interest, and make substantial distributions before requalifying for RIC treatment.

      Other Information. Dividends and other distributions the fund declares in October, November or December of any year that are payable to shareholders of record on a date in any of those months will be deemed to have been paid by the fund and received by the shareholders on December 31 of that year if the fund pays them during the following January.

      A portion of the dividends from the fund's investment company taxable income (whether paid in cash or in additional shares) may be eligible for the dividends-received deduction allowed to corporations. The eligible portion may not exceed the aggregate dividends the fund receives from U.S. corporations. However, dividends received by a corporate shareholder and deducted by it pursuant to the dividends-received deduction are subject indirectly to the federal alternative minimum tax.

      If fund shares are sold at a loss after being held for six months or less, the loss will be treated as long-term, instead of short-term, capital loss to the extent of any capital gain distributions received thereon. Investors also should be aware that if shares are purchased shortly before the record date for a distribution, the shareholder will pay full price for the shares and receive some portion of the price back as a taxable distribution.

      The fund will be subject to a nondeductible 4% excise tax ("Excise Tax") to the extent it fails to distribute by the end of any calendar year substantially all of its ordinary (taxable) income for the calendar year and capital gain net income for the one-year period ending on October 31 of that year, plus certain other amounts. For these purposes, any such income the fund retains, and on which it pays federal income tax, will be treated as having been distributed. The fund intends to make distributions necessary to avoid imposition of the Excise Tax.

      Investment in Complex Securities. The use of hedging strategies, such as writing (selling) and purchasing options and futures contracts and entering into forward currency contracts, involves complex rules that determine for income tax purposes the amount, character and timing of recognition of the gains and losses the fund realizes in connection therewith. Gains from the disposition of foreign currencies (except certain gains that may be excluded by future regulations), and gains from options, futures and forward currency contracts the fund derives with respect to its business of investing in securities or foreign currencies, will be treated as qualifying income under the Income Requirement.

      Certain futures, foreign currency contracts and listed nonequity options (such as those on a securities index) in which the fund may invest may be subject to Code section 1256 ("section 1256 contracts"). Any section 1256 contracts the fund holds at the end of its taxable year generally must be "marked-to-market" (that is, treated as having been sold at that time for their fair market value) for federal income tax purposes, with the result that unrealized gains or losses will be treated as though they were realized. Sixty percent of any net gain or loss recognized on these deemed sales, and 60% of any net realized gain or loss from any actual sales of section 1256 contracts, will be treated as long-term capital gain or loss, and the balance will be treated as short-term capital gain or loss. Section 1256 contracts also may be marked-to-market for purposes of the Excise Tax. These rules may operate to increase the amount that the fund must distribute to satisfy the Distribution Requirement (i.e., with respect to the portion treated as short-term capital gain), which will be taxable to its shareholders as ordinary income, and to increase the net capital gain the fund recognizes, without in either case increasing the cash available to it. The fund may elect not to have the foregoing rules apply to any "mixed straddle" (that is, a straddle, the fund clearly identifies in accordance with applicable regulations, at least one (but not all) of the positions of which are section 1256 contracts), although doing so may have the effect of increasing the relative proportion of net short-term capital gain (taxable as ordinary income) and thus increasing the amount of dividends it must distribute.

      Code section 1092 (dealing with straddles) also may affect the taxation of certain options, futures and forward currency contracts in which the fund may invest. That section defines a "straddle" as offsetting positions with respect to actively traded personal property; for these purposes, options, futures and forward contracts are positions in personal property. Under that section, any loss from the disposition of a position in a straddle generally may be deducted only to the extent the loss exceeds the unrealized gain on the offsetting position(s) of the straddle. In addition, these rules may postpone the recognition of loss that otherwise would be recognized under the mark-to-market rules discussed above. The regulations under section 1092 also provide certain "wash sale" rules, which apply to transactions where a position is sold at a loss and a new offsetting position is acquired within a prescribed period, and "short sale" rules applicable to straddles. If the fund makes certain elections, the amount, character and timing of recognition of gains and losses from the affected straddle positions would be determined under rules that vary according to the elections made. Because only a few of the regulations implementing the straddle rules have been promulgated, the tax consequences to the fund of straddle transactions are not entirely clear.

      When a covered call option written (sold) by the fund expires, it will realize a short-term capital gain equal to the amount of the premium it received for writing the option. When the fund terminates its obligations under such an option by entering into a closing transaction, it will realize a short-term capital gain (or loss), depending on whether the cost of the closing transaction is less (or more) than the premium it received when it wrote the option. When a covered call option written by the fund is exercised, it will be treated as having sold the underlying security, producing long-term or short-term capital gain or loss, depending on the holding period of the underlying security and whether the sum of the option price received on the exercise plus the premium received when it wrote the option is more or less than the underlying security's basis.

      If the fund has an "appreciated financial position"-- generally, an interest (including an interest through an option, futures or forward contract or short sale) with respect to any stock, debt instrument (other than "straight debt") or partnership interest the fair market value of which exceeds its adjusted basis--and enters into a "constructive sale" of the position, the fund will be treated as having made an actual sale thereof, with the result that it will recognize a gain at that time. A constructive sale generally consists of a short sale, an offsetting notional principal contract or a futures or forward currency contract entered into by the fund or a related person with respect to the same or substantially identical property. In addition, if the appreciated financial position is itself a short sale or such a contract, acquisition of the underlying property or substantially identical property will be deemed a constructive sale. The foregoing will not apply, however, to the fund's transaction during any taxable year that otherwise would be treated as a constructive sale if the transaction is closed within 30 days after the end of that year and the fund holds the appreciated financial position unhedged for 60 days after that closing (i.e., at no time during that 60-day period is the fund's risk of loss regarding that position reduced by reason of certain specified transactions with respect to substantially identical or related property, such as having an option to sell, being contractually obligated to sell, making a short sale or granting an option to buy substantially identical stock or securities).

      The foregoing is only a general summary of some of the important federal income tax considerations generally affecting the fund and its shareholders. No attempt is made to present a complete explanation of the federal tax treatment of the fund's activities, and this discussion is not intended as a substitute for careful tax planning. Accordingly, potential investors are urged to consult their own tax advisors for more detailed information and for information regarding any state, local or foreign taxes applicable to the fund and to dividends and other distributions therefrom.

                                OTHER INFORMATION

      Delaware Business Trust. The Declaration of Trust of the Trust permits the trustees to issue an unlimited number of full and fractional shares of beneficial interest.

      Each share of the fund represents an interest in the fund proportionately equal to the interest of each other share. Voting rights are not cumulative. All shares of the fund are fully paid and non-assessable and have no preemptive or conversion rights. The Board of Trustees may create additional classes of shares in the future, with the separate rights and liabilities.

      Under Delaware business trust law, shareholders of the fund could, under certain circumstances, be held personally liable for the obligations of the fund or the Trust. However, the Trust's Declaration of Trust disclaims shareholder liability for acts or obligations of the Trust or the fund and requires that notice of such disclaimer be given in each note, bond, contract, instrument, certificate or undertaking made or issued by the board members or by any officers or officer by or on behalf of the Trust or the fund, the board members or any of them in connection with the Trust. The Declaration of Trust provides for indemnification from the fund's property for all losses and expenses of any shareholder held personally liable for the obligations of that fund. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the fund itself would be unable to meet its obligations, a possibility that Hillview believes is remote and not material. Upon payment of any liability incurred by a shareholder solely by reason of being or having been a shareholder, the shareholder paying such liability would be entitled to reimbursement from the general assets of the applicable fund. The board members intend to conduct the fund's operations in such a way as to avoid, as far as possible, ultimate liability of the shareholders for liabilities of the fund.

      Voting Rights. Shareholders of the fund are entitled to one vote for each full share held and fractional votes for fractional shares held. Voting rights are not cumulative and, as a result, the holders of more than 50% of all the shares of the fund (or the Trust, which has more than one series) may elect all of the board members of that fund or the Trust. The shares of the fund will be voted together, except that the shares of each series of the Trust will be voted separately when a vote of only the series of the Trust is required by law.

      The fund does not hold annual meetings. Shareholders of record of no less than two-thirds of the outstanding shares of the Trust or the fund (as applicable) may remove a board member through a declaration in writing or by vote cast in person or by proxy at a meeting called for that purpose. A meeting will be called to vote on the removal of a board member at the written request of holders of 10% of the outstanding shares of the Trust. Board members can act at meetings of the Board of Trustees and by unanimous (or majority) written consent; currently board members cannot utilize a power of attorney to vote at meetings.

                          HILLVIEW INVESTMENT TRUST II

                                     PART C

                                OTHER INFORMATION

ITEM 23. Exhibits:

      (a)(1) Certificate of Trust as filed with the state of Delaware on April 13, 2000 is incorporated herein by reference to Pre-Effective Amendment No. 1 to Registrant's Registration Statement, File No. 333-34806, on Form N-1A, as filed with the Securities and Exchange Commission (the "SEC") on August 10, 2000 ("PRE No. 1").

      (a)(2) Agreement and Declaration of Trust is incorporated herein by reference to PRE No. 1.

      (b)     Bylaws are incorporated herein by reference to PRE No. 1.

      (c) Instruments Defining Rights of Security Holders are incorporated herein by reference to Exhibits (a)(2) and (b) as filed with PRE No. 1.

      (d)(1) Investment Management Contract with Hillview Capital Advisors, LLC dated April 8, 2002, to be filed by amendment.

      (d)(2) Sub-Advisory Agreement with Harris Associates, L.P. for Hillview Alpha Fund to be filed by amendment.

      (d)(3) Sub-Advisory Agreement with Shaker Investments, Inc. for Hillview Alpha Fund to be filed by amendment.

      (d)(4) Sub-Advisory Agreement with Pzena Investment Management LLC for Hillview Alpha Fund to be filed by amendment.

      (d)(5) Sub-Advisory Agreement with Frontier Capital Management Company, LLC for Hillview Alpha Fund to be filed by amendment.

      (d)(6) Sub-Advisory Agreement with BPI Global Asset Management LLP for Hillview International Alpha Fund to be filed by amendment.

      (d)(7) Sub-Advisory Agreement with Deutsche Asset Management Investment Services, Ltd. for Hillview International Alpha Fund to be filed by amendment.

      (d)(8) Sub-Advisory Agreement with Harris Associates, L.P. for Hillview International Alpha Fund to be filed by amendment.

      (d)(9) Sub-Advisory Agreement with Ironwood Capital Management, LLC, to be filed by amendment.

      (d)(10) Investment Advisory Agreement with Real Estate Management Services Group LLC on behalf of the Hillview/REMS Leveraged REIT Fund to be filed by amendment.

      (d)(11) Management Agreement with Hillview Capital Advisors, LLC on behalf of Hillview/REMS Leveraged REIT Fund to be filed by amendment.

      (e)     Underwriting  Agreement is incorporated herein by reference to PRE
              No. 1.

      (f)     Bonus or Profit Sharing Contracts - None

      (g)(1) Custodian Services Agreement is incorporated herein by reference to PRE No. 1.

      (g)(2) Foreign Custody Manager Delegation Agreement is incorporated herein by reference to Post-Effective Amendment No. 1 to Registrant's Registration Statement on Form N-1A (File No. 333-34806) filed with the SEC via EDGAR on October 29, 2001 ("PEA No. 1")

      (g)(3) Custodian Agreement between ______ and ______ to be filed by Amendment.

      (h)(1) Administration and Accounting Services Agreement is incorporated herein by reference to PRE No. 1.

      (h)(2) Transfer Agency Services Agreement is incorporated herein by reference to PRE No. 1.

      (h)(3) Amendment to Administration and Accounting Services Agreement, to be filed by amendment.

      (i)(1)  Opinions of Kirkpatrick & Lockhart LLP, to be filed by amendment.

      (i)(2) Opinion of Richards, Layton & Finger, P.A. as to the legality of shares being offered is incorporated herein by reference to PRE No. 1.

      (j)     Other Opinions--None.

      (k)     Omitted Financial Statements - Not Applicable.

      (l) Initial Capital Agreement is incorporated herein by reference to PRE No. 1.

      (m)     Distribution Plan pursuant to Rule 12b-1 - None.

      (n)     Multiple Class Plan Pursuant to Rule 18f-3 - None.

      (o) Power of Attorney of the Trustees and Officers of the Registrant is incorporated herein by reference to PRE No. 1.

      (p)(1) Code of Ethics for Hillview Investment Trust II is incorporated herein by reference to PRE No. 1.

      (p)(2) Code of Ethics for Hillview Capital Advisors, LLC is incorporated herein by reference to PRE No. 1.

      (p)(3) Code of Ethics for Harris Associates, L.P. is incorporated herein by reference to PRE No. 1.

      (p)(4) Code of Ethics for Shaker Investments, Inc. is incorporated herein by reference to PRE No. 1.

      (p)(5) Code of Ethics for Pzena Investment Management LLC is incorporated herein by reference to PRE No. 1.

      (p)(6) Code of Ethics for Frontier Capital Management Company, LLC is incorporated herein by reference to PEA No. 1.

      (p)(7) Code of Ethics for BPI Global Asset Management LLP is incorporated herein by reference to PRE No. 1.

      (p)(8) Code of Ethics for Deutsche Asset Management Investment Services, Ltd. is incorporated herein by reference to PRE No. 1.

      (p)(9) Code of Ethics for Ironwood Capital Management, LLC, to be filed by amendment.

      (p)(10) Code of Ethics for Real Estate Management Services Group, LLC, to be filed by amendment.

ITEM 24. Persons Controlled by or under Common Control with Registrant

None.

ITEM 25. Indemnification

Articles VIII and IX of the Declaration of Trust of the Trust state:

Section 8.1. Limitation of Liability. A Trustee, when acting in such capacity, shall not be personally liable to any person for any act, omission, or obligation of the Trust or any Trustee; provided, however, that nothing contained herein or in the Delaware Act shall protect any Trustee against any liability to the Trust or to Shareholders to which he would otherwise be subject by reason of willful misfeasance, bad, negligence, or reckless disregard of the duties involved the conduct of the office of Trustee hereunder.

Section 8.2. Indemnification of Covered Persons. Every Covered Person shall be indemnified by the Trust to the fullest extent permitted by Delaware Act and other applicable law.

Section 8.3. Indemnification of Shareholders. In case any Shareholder or former Shareholder of the Trust shall be held to be personally liable solely by reason of his being or having been a Shareholder of the Trust or any Portfolio or Class and not because of his acts or for some other reason, the Shareholder or former Shareholder (or his heirs, executors, administrators, or other legal representatives, or, in the case of a corporation or other entity, its corporate or general successor) shall be entitled, out of the assets belonging to the applicable Portfolio (or allocable to the applicable Class), to be held harmless from and indemnified against all loss and expense arising from such liability in accordance with the Bylaws and applicable law. The Trust, on behalf of the affected Portfolio (or Class), shall, upon request by the Shareholder, assume the defense of any claim made against the Shareholder for any act or obligation of that Portfolio (or Class).

Section 9.7. ...Notwithstanding anything else herein to the contrary, any amendment to Article VIII that would have the effect of reducing the indemnification provided thereby to Covered Persons or to Shareholders or former Shareholders, and any repeal or amendment of this sentence shall each require the affirmative vote of Shareholders owning at least two-thirds of the Outstanding Shares entitled to vote thereon...

Article VII of the Bylaws of the Corporation states:

Section 3. Indemnification. Every person who is, or has been, a Trustee or officer of the Trust shall be indemnified by the Trust to the fullest extent permitted by the Delaware Business Trust Act, these Bylaws and other applicable law.

Paragraph 8 of the Investment Management Contract between the Trust and its adviser states:

8. Limitation of Liability of Adviser and Indemnification. Adviser and its delegates, including any Sub-Adviser to any Fund or the Trust, shall not be liable and the Trust shall indemnify Adviser and its directors, officers and employees, for any costs or liabilities arising from any error of judgment or mistake of law or any loss suffered by any Fund, the Trust or any of its shareholders, in connection with the matters to which this Contract relates except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of Adviser in the performance by Adviser of its duties from reckless disregard by Adviser of its obligations and duties under this Contract. Any person, even though also an officer, partner, employee, or agent of Adviser, who may be or become an officer, Trustee, employee or agent of the Trust shall be deemed, when rendering services to any Fund or the Trust or acting with respect to any business of such Fund or the Trust, to be rendering such service to or acting solely for the Fund or the Trust and not as an officer, partner, employee, or agent or one under the control or direction of Adviser even though paid by it.

Paragraphs 8 and 9 of each of the Sub-Advisory Agreements between the Trust and each sub-adviser states:

8. Limitation of Liability. The Sub-Adviser shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Fund, the Trust, its shareholders or by the Adviser in connection with the matters to which this Contract relates, except a loss resulting from willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from reckless disregard by it of its obligations and duties under this Contract. Nothing in this paragraph shall be deemed a limitation or waiver of any obligation or duty that may not by law be limited or waived.



9.    Indemnification.

(a) The Adviser and the Trust shall indemnify the Sub-Adviser or any of its directors, officers, employees or affiliates for all losses, damages, liabilities, costs and expenses (including legal) ("Losses") as they are incurred by the Sub-Adviser by reason of or arising out of any act or omission by the Adviser or Trust under this Agreement, or any breach of warranty, representation or agreement hereunder, except to the extent that such Losses arise as a result of the negligence of the Sub-Adviser or the Sub-Adviser's breach of fiduciary duty to the Adviser or the Trust.

(b) The Sub-Adviser shall indemnify the Adviser or any of its directors, officers, employees or affiliates for all losses, damages, liabilities, costs and expenses (including legal) ("Losses") as they are incurred by the Adviser by reason of or arising out of any act or omission by the Sub-Adviser under this Agreement, or any breach of warranty, representation or agreement hereunder, except to the extent that such Losses arise as a result of the negligence of the Adviser or the Adviser's breach of fiduciary duty to the Sub-Adviser.

(c) The Sub-Adviser shall indemnify the Trust or any of its directors, officers, employees or affiliates for all losses, damages, liabilities, costs and expenses (including legal) ("Losses") as they are incurred by the Trust by reason of or arising out of any act or omission by the Sub-Adviser under this Agreement, or any breach of warranty, representation or agreement hereunder, except to the extent that such Losses arise as a result of the negligence of the Trust or the Trust's breach of fiduciary duty to the Sub-Adviser.

(d) The Investment Advisory Agreement to be filed as Exhibit (d)(10) is expected to contain provisions limiting the liability and providing for indemnification of Advisor; the Trust and its Trustees under certain conditions.

(e) The Management Agreement to be filed as Exhibit (d)(11) is expected to contain provisions limiting the liability and providing for indemnification of Advisor; the Trust and its Trustees under certain conditions.

(f) The Custodian Agreement to be filed as Exhibit (g)(3) is expected to contain provisions limiting the liability and providing for indemnification of Advisor; the Trust and its Trustees under certain conditions.



Sections 1.2 and 2.4 of the Foreign Custody Manager Agreement between PFPC Trust Company and Hillview Investment Trust II states:

1.2. In acting as a Foreign Custody Manager, PFPC shall exercise reasonable care, prudence and diligence such as a person having responsibility for the safekeeping of Foreign Assets would exercise. PFPC shall reimburse and pay the Fund for any loss or damage suffered by the Fund as a result of the performance of PFPC's duties under this Section 1 where such loss or damage results from an act of negligence or willful misconduct on the part of PFPC hereunder; provided that the liability of PFPC hereunder shall not exceed the fair market value of any loss of assets resulting from such negligence or willful misconduct, at the time of such negligence or willful misconduct. Notwithstanding anything else in this document, PFPC shall not be liable to the Fund for any indirect, special, consequential or general damages. PFPC shall be indemnified by the Fund for any damages PFPC may incur in connection with the provision by PFPC of the services set forth in this Section 1 (provided that the provisions of Section 12(b) of the Fund Custody Agreement shall apply with respect to such indemnification and provided PFPC will not be indemnified for damages arising out of PFPC's failure to exercise the standard of care set forth in the first sentence of Section 1.2 above or for damages arising out of PFPC's willful misfeasance, bad faith, negligence or reckless disregard of its duties under Section 1.1 above).

2.4. PFPC shall exercise reasonable care, prudence and diligence in performing its duties pursuant to Section 2 hereof. PFPC shall reimburse and pay the Fund for any loss or damaged suffered by the Fund as a result of the performance of PFPC's duties under this Section 2 where such loss or damage results from an act of negligence or willful misconduct on the part of PFPC hereunder; provided that the liability of PFPC hereunder shall not exceed the fair market value of any loss of assets resulting from such negligence or willful misconduct, at the time of such negligence or willful misconduct. Notwithstanding anything else in this document, PFPC shall not be liable to the Fund for any indirect, special, consequential or general damages. PFPC shall be indemnified by the Fund for any damages PFPC may incur in connection with the provision by PFPC of the services set forth in this Section 2 (provided that the provisions of Section 12(b) of the Fund Custody Agreement shall apply with respect to such indemnification and provided PFPC will not be indemnified for damages arising out of PFPC's failure to exercise the standard of care set forth in the first sentence of Section 2.4 above or for damages arising out of PFPC's willful misfeasance, bad faith, negligence or reckless disregard of its duties under Section 2.1 above).

Paragraph  10  of  the  Underwriting   Agreement  between  the  Trust  and  PFPC
Distributors, Inc. states:

10.   Indemnification.

(a) The Fund agrees to indemnify and hold harmless the PFPC Distributors and its affiliates from all taxes, charges, expenses, assessments, claims and liabilities (including, without limitation, attorneys' fees and disbursements and liabilities under the Securities Laws and any state and foreign securities and blue sky laws) arising directly or indirectly from any action or omission to act which PFPC Distributors takes in connection with the provision of services to the Fund. Neither PFPC Distributors, nor any of its affiliates, shall be indemnified against any liability (or any expenses incident to such liability) caused by PFPC Distributors' or its affiliates' own willful misfeasance, bad faith, gross negligence or reckless disregard of its duties and obligations under this Agreement.

(b) The Fund agrees to indemnify and hold harmless PFPC Distributors, its officers, directors, and employees, and any person who controls PFPC Distributors within the meaning of Section 15 of the 1933 Act, free and harmless (a) from and against any and all claims, costs, expenses (including reasonable attorneys' fees) losses, damages, charges, payments and liabilities of any sort or kind which PFPC Distributors, its officers, directors, employees or any such controlling person may incur under the 1933 Act, under any other statute, at common law or otherwise, arising out of or based upon: (i) any untrue statement, or alleged untrue statement, of a material fact contained in the Fund's Registration Statement, Prospectus, or Statement of Additional Information (including amendments and supplements thereto), or (ii) any omission, or alleged omission, to state a material fact required to be stated in the Fund's Registration Statement, Prospectus, Statement of Additional Information or sales literature (including amendments or supplements thereto), necessary to make the statements therein not misleading, provided, however, that insofar as losses, claims, damages, liabilities or expenses arise out of or are based upon any such untrue statement or omission or alleged untrue statement or omission made in reliance on and in conformity with information furnished to the Fund by PFPC Distributors or its affiliated persons for use in the Fund's Registration Statement, Prospectus, or Statement of Additional Information or sales literature (including amendments or supplements thereto), such indemnification is not applicable; and (b) from and against any and all such claims, demands, liabilities and expenses (including such costs and counsel fees) which you, your officers and directors, or such controlling person, may incur in connection with this Agreement or PFPC Distributors' performance hereunder (but excluding such claims, demands, liabilities and expenses (including such costs and counsel fees) arising out of or based upon any untrue statement, or alleged untrue statement, of a material fact contained in any Registration Statement or any Prospectus or arising out of or based upon any omission, or alleged omission, to state a material fact required to be stated in either any Registration Statement or any Prospectus or necessary to make the statements in either thereof not misleading), unless such claims, demands, liabilities and expenses (including such costs and counsel fees) arise by reason of PFPC Distributors' willful misfeasance, bad faith or gross negligence in the performance of PFPC Distributors' duties hereunder. The Fund acknowledges and agrees that in the event that PFPC Distributors, at the request of the Fund, is required to give indemnification comparable to that set forth in this paragraph to any broker-dealer selling Shares of the Fund or servicing agent servicing the shareholders of the Fund and such broker-dealer or servicing agent shall make a claim for indemnification against PFPC Distributors, PFPC Distributors shall make a similar claim for indemnification against the Fund.

(c) PFPC Distributors agrees to indemnify and hold harmless the Fund, its several officers and Board Members and each person, if any, who controls a Portfolio within the meaning of Section 15 of the 1933 Act against any and all claims, costs, expenses (including reasonable attorneys' fees), losses, damages, charges, payments and liabilities of any sort or kind which the Fund, its officers, Board Members or any such controlling person may incur under the 1933 Act, under any other statute, at common law or otherwise, but only to the extent that such liability or expense incurred by the Fund, its officers or Board Members, or any controlling person resulting from such claims or demands arose out of the acquisition of any Shares by any person which may be based upon any untrue statement, or alleged untrue statement, of a material fact contained in the Fund's Registration Statement, Prospectus or Statement of Additional Information (including amendments and supplements thereto), or any omission, or alleged omission, to state a material fact required to be stated therein or necessary to make the statements therein not misleading, if such statement or omission was made in reliance upon information furnished or confirmed in writing to the Fund by PFPC Distributors or its affiliated persons (as defined in the 1940 Act). The foregoing rights of indemnification shall be in addition to any other rights to which the Fund or any such person shall be entitled to as a matter of law.

(d) In any case in which one party hereto (the "Indemnifying Party") may be asked to indemnify or hold the other party hereto (the "Indemnified Party") harmless, the Indemnified Party will notify the Indemnifying Party promptly after identifying any situation which it believes presents or appears likely to present a claim for indemnification (an "Indemnification Claim") against the Indemnifying Party, although the failure to do so shall not prevent recovery by the Indemnified Party, and shall keep the Indemnifying Party advised with respect to all developments concerning such situation. The Indemnifying Party shall have the option to defend the Indemnified Party against any Indemnification Claim which may be the subject of this indemnification, and, in the event that the Indemnifying party so elects, such defense shall be conducted by counsel chosen by the Indemnifying Party and satisfactory to the Indemnified Party, and thereupon the Indemnifying Party shall take over complete defense of the Indemnification Claim and the Indemnified Party shall sustain no further legal or other expenses in respect of such Indemnification Claim. In the event that the Indemnifying Party does not elect to assume the defense of any such suit, or in the case the Indemnified Party reasonably does not approve of counsel chosen by the Indemnifying Party, or in case there is a conflict of interest between the Indemnifying Party or the Indemnified Party, the Indemnifying Party will reimburse the Indemnified Party for the fees and expenses of any counsel retained by the Indemnified Party. The Fund agrees promptly to notify PFPC Distributors of the commencement of any litigation or proceedings against the Fund or any of its officers or directors in connection with the issue and sale of any Shares. The Indemnified Party will not confess any Indemnification Claim or make any compromise in any case in which the Indemnifying Party will be asked to provide indemnification, except with the Indemnifying Party's prior written consent.

Paragraphs 12 and 13 of the Custodian Services Agreement between the Fund and PFPC Trust Company states:

12.   Indemnification.

(a) The Fund, on behalf of each Portfolio, agrees to indemnify and hold harmless PFPC Trust from all taxes, charges, expenses, assessments, claims and liabilities (including, without limitation, liabilities arising under the Securities laws and any state or foreign securities or blue sky laws, and amendments thereto, and expenses, including (without limitation) attorneys' fees and disbursements), arising directly or indirectly from any action or omission to act which PFPC Trust takes (i) in connection with providing its service hereunder, (ii) at the request or on the direction of or in reliance on the advice of the Fund or (iii) upon Oral Instructions or Written Instructions. PFPC Trust shall not be indemnified against any liability (or any expenses incident to such liability) arising out of PFPC Trust's willful misfeasance, bad faith, negligence or reckless disregard of its duties under this Agreement.

(b) Upon the assertion of a claim for which either party may be required to indemnify the other under this Agreement, the party seeking indemnification shall promptly notify the other party of such assertion, and shall keep the other party advised with respect to all developments concerning such claim. The party who may be required to indemnify shall have the option to participate with the party seeking indemnification in the defense of such claim. The party seeking indemnification shall in no case confess any claim or make any compromise in any case in which the other party may be required to indemnify it except with the other party's prior written consent.

13.   Responsibility of PFPC Trust.

(a) PFPC Trust shall be under no duty to take any action on behalf of the Fund or any Portfolio except as specifically set forth herein or as may be specifically agreed to by PFPC Trust in writing. PFPC Trust shall be obligated to exercise due care and diligence in the performance of its duties hereunder, to act in good faith and to use its best efforts, within reasonable limits, in performing services provided for under this Agreement. PFPC Trust shall be liable for any damages arising out of PFPC Trust's failure to perform its duties under this Agreement, and shall indemnify the Fund for such damages, to the extent such damages arise out of PFPC Trust's willful misfeasance, bad faith, negligence or reckless disregard of its duties under this Agreement.

(b) Without limiting the generality of the foregoing or of any other provision of this Agreement, PFPC Trust shall not be under any duty or obligation to inquire into and shall not be liable for (i) the validity or invalidity or authority or lack thereof of any Oral Instruction or Written Instruction, notice or other instrument which PFPC Trust reasonably believes to be genuine; or (ii) subject to section 10, delays, errors, loss of data or other losses occurring by reason of circumstances beyond PFPC Trust's control, including acts of civil or military authority, national emergencies, fire, flood, catastrophe, acts of God, insurrection, war, riots or failure of the mails, transportation, communication or power supply.

(c) Notwithstanding anything in this Agreement to the contrary, neither PFPC Trust nor its affiliates shall be liable to the Fund or to any Portfolio for any consequential, special or indirect losses or damages which the Fund may incur or suffer, whether or not the likelihood of such losses or damages was known by PFPC Trust or its affiliates.

Paragraphs12 and 13 of the Administration and Accounting Services Agreement between PFPC Inc. and the Trust state:

12.   Indemnification.

(a) The Fund, on behalf of each Portfolio, agrees to indemnify and hold harmless PFPC and its affiliates from all taxes, charges, expenses, assessments, claims and liabilities (including, without limitation, liabilities arising under the Securities Laws and any state or foreign securities and blue sky laws, and amendments thereto), and expenses, including (without limitation) attorneys' fees and disbursements arising directly or indirectly from any action or omission to act which PFPC takes
      (i) at the request or on the direction of or in reliance on the advice of the Fund or (ii) upon Oral Instructions or Written Instructions. Neither PFPC, nor any of its affiliates, shall be indemnified against any liability (or any expenses incident to such liability) arising out of PFPC's or its affiliates' own willful misfeasance, bad faith, gross negligence or reckless disregard of its duties and obligations under this Agreement. Any amounts payable by the Fund hereunder shall be satisfied only against the relevant Portfolio's assets and not against the assets of any other investment portfolio of the Fund.

(b) Upon the assertion of a claim for which the either party may be required to indemnify the other under this Agreement, the party seeking indemnification shall promptly notify the other party of such assertion, and shall keep the other party advised with respect to all developments concerning such claim. The party who may be required to indemnify shall have the option to participate with the party seeking indemnification in the defense of such claim. The party seeking indemnification shall in no case confess any claim or make any compromise in any case in which the other party may be required to indemnify it except with the other party's prior written consent.

13.   Responsibility of PFPC.

(a) PFPC shall be under no duty to take any action on behalf of the Fund or any Portfolio except as specifically set forth herein or as may be specifically agreed to by PFPC in writing. PFPC shall be obligated to exercise care and diligence in the performance of its duties hereunder and to act in good faith and to use its best efforts, within reasonable limits, in performing services provided for under this Agreement. PFPC shall be liable for any damages arising out of PFPC's failure to perform its duties under this Agreement and shall indemnify the Fund for such damages to the extent such damages arise out of PFPC's willful misfeasance, bad faith, gross negligence or reckless disregard of such duties.

(b) Without limiting the generality of the foregoing or of any other provision of this Agreement, (i) PFPC shall not be liable for losses beyond its control, provided that PFPC has acted in accordance with the standard of care set forth above; and (ii) PFPC shall not be liable for (A) the validity or invalidity or authority or lack thereof of any Oral Instruction or Written Instruction, notice or other instrument which conforms to the applicable requirements of this Agreement, and which PFPC reasonably believes to be genuine; or (B) subject to Section 10, delays or errors or loss of data occurring by reason of circumstances beyond PFPC's control, including acts of civil or military authority, national emergencies, labor difficulties, fire, flood, catastrophe, acts of God, insurrection, war, riots or failure of the mails, transportation, communication or power supply.

(c) Notwithstanding anything in this Agreement to the contrary, neither PFPC nor its affiliates shall be liable to the Fund or to any Portfolio for any consequential, special or indirect losses or damages which the Fund or any Portfolio may incur or suffer by or as a consequence of PFPC's or any affiliates' performance of the services provided hereunder, whether or not the likelihood of such losses or damages was known by PFPC or its affiliates.

Paragraphs 12 and 13 of the Transfer Agency Services Agreement between the Trust and PFPC Inc. state:

12.   Indemnification.

(a) The Fund agrees to indemnify and hold harmless PFPC and its affiliates from all taxes, charges, expenses, assessments, claims and liabilities (including, without limitation, liabilities arising under the Securities Laws and any state and foreign securities and blue sky laws, and amendments thereto), and expenses, including (without limitation) attorneys' fees and disbursements, arising directly or indirectly from (i) any action or omission to act which PFPC takes (a) at the request or on the direction of or in reliance on the advice of the Fund or (b) upon Oral Instructions or Written Instructions or (ii) the acceptance, processing and/or negotiation of checks or other methods utilized for the purchase of Shares. Neither PFPC, nor any of its affiliates, shall be indemnified against any liability (or any expenses incident to such liability) arising out of PFPC's or its affiliates' own willful misfeasance, bad faith, gross negligence or reckless disregard of its duties and obligations under this Agreement, provided that in the absence of a finding to the contrary the acceptance, processing and/or negotiation of a fraudulent payment for the purchase of Shares shall be presumed not to have been the result of PFPC's or its affiliates own willful misfeasance, bad faith, gross negligence or reckless disregard of such duties and obligations.

(b) Upon the assertion of a claim for which either party may be required to indemnify the other under this Agreement, the party seeking indemnification shall promptly notify the other party of such assertion, and shall keep the other party advised with respect to all developments concerning such claim. The party who may be required to indemnify shall have the option to participate with the party seeking indemnification in the defense of such claim. The party seeking indemnification shall in no case confess any claim or make any compromise in any case in which the other party may be required to indemnify it except with the other party's prior written consent.

13.   Responsibility of PFPC.

(a) PFPC shall be under no duty to take any action on behalf of the Fund except as specifically set forth herein or as may be specifically agreed to by PFPC in writing. PFPC shall be obligated to exercise care and diligence in the performance of its duties hereunder and to act in good faith in performing services provided for under this Agreement. PFPC shall be liable for any damages arising out of PFPC's failure to perform its duties under this Agreement, and shall indemnify the Fund for such damages, to the extent such damages arise out of PFPC's willful misfeasance, bad faith, gross negligence or reckless disregard of such duties.

(b) Without limiting the generality of the foregoing or of any other provision of this Agreement, (i) PFPC, shall not be liable for losses beyond its control, provided that PFPC has acted in accordance with the standard of care set forth above; and (ii) PFPC shall not be under any duty or obligation to inquire into and shall not be liable for (A) the validity or invalidity or authority or lack thereof of any Oral Instruction or Written Instruction, notice or other instrument which conforms to the applicable requirements of this Agreement, and which PFPC reasonably believes to be genuine; or (B) subject to Section 10, delays or errors or loss of data occurring by reason of circumstances beyond PFPC's control, including acts of civil or military authority, national emergencies, labor difficulties, fire, flood, catastrophe, acts of God, insurrection, war, riots or failure of the mails, transportation, communication or power supply.

(c) Notwithstanding anything in this Agreement to the contrary, neither PFPC nor its affiliates shall be liable to the Fund for any consequential, special or indirect losses or damages which the Fund may incur or suffer by or as a consequence of PFPC's or its affiliates' performance of the services provided hereunder, whether or not the likelihood of such losses or damages was known by PFPC or its affiliates.

ITEM 26. Business and Other Connections of Investment Advisers

Hillview Capital Advisors, LLC, a Delaware limited liability company, ("Hillview Advisors") serves as adviser or manager to the Hillview Investment Trust II as well as a variety of individuals and institutions. Hillview Advisor's principal business address is 700 The Times Building, Ardmore, Pennsylvania 19003.

Information as to the directors and principal executive officers of Hillview Advisors is included in its Form ADV filed with the SEC (File # 801-256284) as filed under the Investment Advisers Act of 1940, which is incorporated herein by reference.

BPI Global Asset Management LLP, serves as a sub-adviser for the Hillview International Alpha Fund. For information as to any other business, vocation, or employment of a substantial nature during the last two fiscal years in which each director, officer or partner of the sub-adviser has been engaged for his own account or in the capacity of director, officer, employee, partner or trustee, reference is made to Form ADV (File # 801-53972) filed pursuant to the Investment Advisers Act of 1940.

Deutsche Asset Management Investment Services, Ltd (DAMIS), an England corporation, serves as a sub-adviser to Hillview International Alpha Fund. For information as to any other business, vocation, or employment of a substantial nature during the last two fiscal years in which each director, officer or partner of the sub-adviser has been engaged for his own account or in the capacity of director, officer, employee, partner or trustee, reference is made to Form ADV (File #801-27291) filed pursuant to the Investment Advisers Act of 1940.

Frontier Capital Management Company, LLC, a Massachusetts limited liability company, serves as a sub-adviser to Hillview Alpha Fund. For information as to any other business, vocation, or employment of a substantial nature during the last two fiscal years in which each director, officer or partner of the sub-Adviser has been engaged for his own account or in the capacity of director, officer, employee, partner or trustee, reference is made to the Form ADV (File #801-15724) filed pursuant to the Investment Advisers Act of 1940.

Harris Associates L.P., an Illinois partnership, serves as a sub-adviser to Hillview Alpha Fund and Hillview International Alpha Fund. For information as to any other business, vocation, or employment of a substantial nature during the last two fiscal years in which each director, officer or partner of the sub-adviser has been engaged for his own account or in the capacity of director, officer, employee, partner or trustee, reference is made to the Form ADV (File # 801-50333) filed pursuant to the Investment Advisers Act of 1940.

Ironwood Capital Management, LLC, a Massachusetts limited liability company, serves as one of the sub-advisers to the Hillview Alpha Fund. For information as to any other business, vocation, or employment of a substantial nature during the last two fiscal years in which each director, officer or partner of the sub-adviser has been engaged for his own account or in the capacity of director, officer, employee, partner or trustee, reference is made to the Form ADV (File # 801-55081) filed pursuant to the Investment Advisers Act of 1940.

Pzena Investment Management, LLC a New York limited liability company, serves as one of the sub-advisers to Hillview Alpha Fund. For information as to any other business, vocation, or employment of a substantial nature during the last two fiscal years in which each director, officer or partner of the sub-adviser has been engaged for his own account or in the capacity of director, officer, employee, partner or trustee, reference is made to the Form ADV (File # 801-50838) filed pursuant to the Investment Advisers Act of 1940.

Shaker Investments, Inc. an Ohio corporation, serves as one of the sub-advisers to Hillview Alpha Fund. For information as to any other business, vocation, or employment of a substantial nature during the last two fiscal years in which each director, officer or partner of the sub-adviser has been engaged for his own account or in the capacity of director, officer, employee, partner or trustee, reference is made to the Form ADV (File # 801-40315) filed pursuant to the Investment Advisers Act of 1940.

Real Estate Management Services Group LLC, a Florida limited liability company, serves as the investment adviser tot he Hillview/REMS Leveraged REIT Fund. For information as to any other business, vocation, or employment of a substantial nature during the last two fiscal years in which each director, officer or partner of the adviser has been engaged for his own account or in the capacity of director, officer, employee, partner or trustee, reference is made to the Form ADV (File # 801-61061) filed pursuant to the Investment Advisers Act of 1940.


ITEM 27.  Principal Underwriter

      (a) PFPC Distributors, Inc. (the "Distributor") acts as principal underwriter for the following investment companies:

                  AB Funds Trust
                  AFBA 5 Star Funds, Inc.
                  Columbia Common Stock Fund, Inc.
                  Columbia Growth Fund, Inc.
                  Columbia International Stock Fund, Inc.
                  Columbia Special Fund, Inc.
                  Columbia Small Cap Fund, Inc.
                  Columbia Real Estate Equity Fund, Inc.
                  Columbia Balanced Fund, Inc.
                  Columbia Daily Income Company
                  Columbia U.S. Government Securities Fund, Inc.
                  Columbia Fixed Income Securities Fund, Inc.
                  Columbia Municipal Bond Fund, Inc.
                  Columbia High Yield Fund, Inc.
                  Columbia National Municipal Bond Fund, Inc.
                  Columbia Strategic Value Fund, Inc.

                  Columbia Technology Fund, Inc.
                  Deutsche Asset Management VIT Funds
                  Forward Funds, Inc
                  GAMNA Series Funds, Inc.
                  Harris Insight Funds Trust
                  Hillview Investment Trust II
                  International Dollar Reserve Fund I, Ltd.
                  Kalmar Pooled Investment Trust
                  Matthews International Funds
                  Metropolitan West Funds
                  New Covenant Funds
                  Pictet Funds
                  The RBB Fund, Inc.
                  RS Investment Trust
                  SmithGraham Institutional Funds
                  Stratton Growth Fund, Inc.
                  Stratton Monthly Dividend REIT Shares, Inc.
                  The Stratton Funds, Inc.
                  Tomorrow Funds Retirement Trust
                  Trainer, Wortham First Mutual Funds
                  Undiscovered Managers Funds
                  Weiss, Peck & Greer Funds Trust
                  Weiss, Peck & Greer International Fund
                  Whitehall Funds Trust
                  Wilshire Target Funds, Inc.
                  WPG Large Cap Growth Fund
                  WPG Tudor Fund
                  WT Investment Trust

      Distributed by BlackRock Distributors, Inc., a wholly owned subsidiary of PFPC Distributors, Inc.:

                  BlackRock Provident Institutional Funds
                  BlackRock Funds, Inc.

      Distributed  by  Northern  Funds   Distributors,   LLC.,  a  wholly  owned
      subsidiary of PFPC Distributors, Inc.:

                  Northern Funds Trust
                  Northern Institutional Funds Trust


      Distributed by Offit Funds Distributor, Inc., a wholly owned subsidiary of PFPC Distributors, Inc.:

                  The Offit Investment Fund, Inc
                  The Offit Variable Insurance Fund, Inc.


      Distributed by ABN AMRO Distribution Services (USA), Inc., a wholly owned subsidiary of PFPC Distributors, Inc.:

                  ABN AMRO Funds

      PFPC Distributors, Inc. is registered with the Securities and Exchange Commission as a broker-dealer and is a member of the National Association of Securities Dealers. PFPC Distributors, Inc. is located at 3200 Horizon Drive, King of Prussia, Pennsylvania 19406.

      (b) The following is a list of the executive officers, directors, and partners of PFPC Distributors, Inc. Those listed below do not hold any positions with the fund:

         Steven Turowski            -    Chairman, Chief Executive
                                         Officer, Director and President
         Brian Burns                -    Director
         Michael Denofrio           -    Director
         Susan Keller               -    Director
         Rita G. Adler              -    Chief Compliance Officer
         Christine A. Ritch         -    Chief Legal Officer
         Salvatore Faia             -    Secretary and Clerk
         Christopher S. Conner      -    Assistant Secretary and Assistant Clerk
         Bradley A. Stearns         -    Assistant Secretary and Assistant Clerk
         John L. Wilson             -    Assistant Secretary and Assistant Clerk
         John Coary                 -    Treasurer
         Douglas D. Castagna        -    Controller and Assistant Treasurer
         Lisa Colon                 -    Vice President
         Bruno DiStefano            -    Vice President
         Elizabeth T. Holtsbery     -    Vice President
         Susan K. Moscaritolo       -    Vice President
         Thomas Rodman              -    Vice President

      (c)   Not applicable.


ITEM 28. Location of Accounts and Records

The books and other documents required by paragraph (b)(4) of Rule 31a-1 under the Investment Company Act of 1940 are maintained in the physical possession of Registrant's adviser, Hillview Capital Advisors, LLC, 700 The Times Building, Ardmore, Pennsylvania 19003. All other accounts, books and other documents required by Rule 31a-1 are maintained in the physical possession of Registrant's transfer agent and portfolio accounting service provider, PFPC Inc., 400 Bellevue Parkway, Wilmington, Delaware, 19809.

ITEM 29. Management Services

There are no management-related service contracts not discussed in Part A or Part B

ITEM 30. Undertakings

         None.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Post-Effective Amendment No. 3 to its Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Ardmore, and the Commonwealth of Pennsylvania, on the 30th day of September, 2002.

                                                  HILLVIEW INVESTMENT TRUST II

                                                  By /s/ David M. Spungen
                                                     -------------------------
                                                     David M. Spungen, President

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 3 to the Registration Statement has been signed below by the following persons in the capacities indicated on September 30, 2002.

             Signature                                 Title
             ---------                                 -----


/s/Richard D. Driscoll                                Trustee
-------------------------------------
Richard D. Driscoll*


/s/Richard W. Hutson                                  Trustee
-------------------------------------
Richard W. Hutson*


/s/ David M. Spungen                           Trustee and President
-------------------------------------
David M. Spungen


/s/Robert W. Uek                                      Trustee
-------------------------------------
Robert W. Uek*


/s/ Joseph A. Bracken                         Secretary and Treasurer
-------------------------------------
Joseph A. Bracken

*By:  /s/ David M. Spungen
-------------------------------------
David M. Spungen
Attorney-in-Fact (Pursuant to Power
of Attorney)